UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22669

AmericaFirst Quantitative Funds

(Exact name of registrant as specified in charter)

300 Harding Blvd., Suite 215 Roseville, CA  95678

(Address of principal executive offices)(Zip code)

Mutual Shareholder Services, LLC.

8000 Town Centre Drive, Suite 400  Broadview Heights  OH  44147

 (Name and address of agent for service)

Registrant's telephone number, including area code: (916) 757-6862

Date of fiscal year end: June 30

Date of reporting period: June 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL REPORT

AmericaFirst Defensive Growth Fund
AmericaFirst Large Cap Share Buyback Fund
AmericaFirst Quantitative Strategies Fund
AmericaFirst Seasonal Rotation Fund (Formerly AmericaFirst Seasonal Trends Fund)
AmericaFirst Tactical Alpha Fund
AmericaFirst Income Fund (Formerly AmericaFirst Income Trends Fund)

June 30, 2018

AmericaFirst Quantitative Funds
c/o Mutual Shareholder Services, LLC
8000 Town Centre Drive, Suite 400
Broadview Heights, Ohio 44147

AmericaFirst Capital Management, LLC is located at 300 Harding Blvd. (Suite 215), Roseville, CA. The Funds’ distributor is Foreside Fund Services, LLC. AmericaFirst Capital Management, LLC is an owner of Matrix Capital Group, Inc. AmericaFirst is not affiliated with Burlington Capital Group, LLC (formerly America First Companies) or any of its subsidiaries.

AMERICAFIRST QUANTITATIVE FUNDS

LETTER TO SHAREHOLDERS

 JUNE 30, 2018 (UNAUDITED)

Dear Shareholder:

Mixed results for the fiscal year ending June 30, 2018 as stocks (the S&P 500 Index) gained 14.37% but bonds (the Bloomberg Barclays US Aggregate Index) lost 0.40%.

The AmericaFirst Income Fund (as measured by Class I shares) gained 1.42% for the fiscal year ending on June 30, 2018 outpacing bonds by 1.82% .  The Fund continued to focus a higher allocation to Stock (all-cap) than their bond allocation.  The Stock allocation invests in high-dividend Common Stocks, Preferred Stocks, Real Estate Investment Trusts (REITs) and Master Limited Partnerships (MLPs) while the Bond allocation is represented by high-yield and emerging market bonds (in United States Dollar denominations).  The Fund consistently produced positive returns when high-grade bonds were depressed.

The AmericaFirst Defensive Growth Fund (as measured by Class I shares) lost 7.89% for the fiscal year ending June 30, 2018.  The Fund’s underperformance versus the S&P 500 Index returns of 14.37% was largely the result of severe underperformance by its Utilities and Consumer Staples positions.  In addition, Growth stocks materially outperformed Value stocks resulting in further underperformance for this Defensive Value fund.

The AmericaFirst Quantitative Strategies Fund (as measured by Class I shares) earned 9.16% for the fiscal year ending June 30, 2018.  The Fund is a compilation of several low-correlated AmericaFirst investment strategies and suffered its only loss in the first quarter of 2018.  For the second straight year, the Fund outperformed its category Morningstar Tactical Allocation Category.  However, the Fund lagged the S&P 500 Index as it is not an all-stock mutual fund.

The AmericaFirst Seasonal Rotation Fund (as measured by Class I shares) lost 0.08% for the fiscal year ending June 30, 2018 due almost exclusively to an 8.88% loss in February, 2018.  The Fund continues to invest in investment-grade bonds from May through October and stocks from cyclical sectors November through April.

The AmericaFirst Tactical Alpha Fund (as measured by Class I shares) earned 10.51% for the fiscal year ending June 30, 2018.  The Fund invests in a compilation of AmericaFirst investment strategies representing numerous asset classes, domiciles and sectors.  The Fund significantly outperformed its category Morningstar Tactical Allocation Category by a margin of 10.51% to 6.92%, but lagged the S&P 500 Index as it is not an all-stock mutual fund and can invest in a wide variety of asset classes.

The AmericaFirst Large Cap Share Buyback Fund continued its strong performance by earning 13.30% for the fiscal year ending June 30, 2018.  The Fund outpaced its Morningstar Benchmark Large Cap Core Category by a margin of 13.30% to 12.80%, but lagged the S&P 500 Index due to its value component.  The Fund invests in large and blue chip companies that have participated in share repurchase programs during the last twelve months of investment.

Rick Gonsalves

President

AmericaFirst Capital Management

AmericaFirst Quantitative Funds

AMERICAFIRST QUANTITATIVE FUNDS

LETTER TO SHAREHOLDERS (CONTINUED)

 JUNE 30, 2018 (UNAUDITED)

Mutual Fund investing involve risk, including the possible loss of principal. Other risks of the various Funds include but are not limited to the following risks, which are more fully described in the prospectus: investing in stocks of small and mid-capitalization companies generally are less liquid than those of larger companies. Investing in master limited partnerships (“MLPs”) are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Many MLPs are focused on energy-related business and are subject to energy sector risks, such as decline in the price of petroleum. Investing in high-yield, high-risk securities, commonly called “junk bonds,” are considered speculative. While generally providing greater income than investments in higher-quality securities, these lower-quality securities will involve greater risk of principal and income that higher-quality securities. Investing in foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. Credit risk includes a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. Diversification does not ensure profit or prevent losses.

AMERICAFIRST DEFENSIVE GROWTH FUND

PERFORMANCE ILLUSTRATION

 JUNE 30, 2018 (UNAUDITED)

 COMPARISON OF A $10,000 INVESTMENT IN THE AMERICAFIRST DEFENSIVE GROWTH FUND CLASS A SHARES AND THE S&P 500 TOTAL RETURN INDEX

Average Annual Total Return

		One Year	Three Year	Five Year	Commencement of Operations through June 30, 2018 (1)
Class A	Without sales load	-8.40%	-6.94%	0.09%	3.27%
	With sales load	-12.90%	-8.51%	-0.93%	2.52%
Class I		-7.89%	-6.35%	0.91%	4.03%
Class U	Without sales load	-8.92%	-7.46%	-0.44%	2.70%
	With sales load	-11.21%	-8.24%	-0.94%	2.33%
S&P 500 Total Return Index		14.37%	11.93%	13.41%	13.10%

(1)AmericaFirst Defensive Growth Fund Class A, Class I and Class U shares commenced operations on May 23, 2011. Redemption fees are a 1% of amount redeemed, if sold within 90 days.

Total Fund operating expense ratios as stated in the Fund's prospectus dated November 1, 2017, as supplemented March 28, 2018 were as follows: AmericaFirst Defensive Growth Fund Class A, 3.02% gross of fee waivers or expense reimbursements and 3.02% after waiver and reimbursement; Class I, 2.74% gross of fee waivers or expense reimbursements and 2.59% after waiver and reimbursement; and Class U, 3.75% gross of fee waivers or expense reimbursements and 3.58% after waiver and reimbursement.  The maximum load on Class A shares is 5.00% and on Class U shares is 2.50%.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8363.

The above graph depicts the performance of the AmericaFirst Defensive Growth Fund Class A shares versus the S&P 500 Total Return Index. The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

AMERICAFIRST DEFENSIVE GROWTH FUND

PERFORMANCE ILLUSTRATION

 JUNE 30, 2018 (UNAUDITED)

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the AmericaFirst Defensive Growth Fund, which will not invest in certain securities comprising this index.

AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

PERFORMANCE ILLUSTRATION

 JUNE 30, 2018 (UNAUDITED)

 COMPARISON OF A $10,000 INVESTMENT IN THE AMERICAFIRST LARGE CAP SHARE BUYBACK FUND CLASS A SHARES AND THE S&P 500 TOTAL RETURN INDEX

Average Annual Total Return

		One Year	Commencement of Operations through June 30, 2018 (1)
Class A	Without sales load	11.94%	10.55%
	With sales load	6.36%	6.57%
Class I		12.97%	11.57%
Class U	Without sales load	11.27%	10.00%
	With sales load	8.94%	8.02%
S&P 500 Total Return Index		14.37%	15.63%

(1)AmericaFirst Large Cap Share Buyback Fund Class A, Class I and Class U shares commenced operations on January 31, 2017. Redemption fees are a 1% of amount redeemed, if sold within 90 days.

Total Fund estimated operating expense ratios as stated in the Fund's prospectus dated November 1, 2017, as supplemented August 28, 2018 were as follows:  AmericaFirst Large Cap Share Buyback Fund Class A, 2.21% gross of fee waivers or expense reimbursements and 1.75% after fee waiver and reimbursements; Class I, 1.96% gross of fee waivers or expense reimbursements and 1.50% after fee waiver and reimbursements: and Class U, 2.96% gross of fee waivers or expense reimbursements and 2.50% after fee waiver and reimbursements.  The maximum load on Class A shares is 5.00% and on Class U shares is 2.50%.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8363.

The above graph depicts the performance of the AmericaFirst Large Cap Share Buyback Fund Class A shares versus the S&P 500 Total Return Index. The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

PERFORMANCE ILLUSTRATION

 JUNE 30, 2018 (UNAUDITED)

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the AmericaFirst Large Cap Share Buyback Fund, which will not invest in certain securities comprising this index.

AMERICAFIRST QUANTITATIVE STRATEGIES FUND

PERFORMANCE ILLUSTRATION

 JUNE 30, 2018 (UNAUDITED)

 COMPARISON OF A $10,000 INVESTMENT IN THE AMERICAFIRST QUANTITATIVE STRATEGIES FUND CLASS A SHARES AND THE S&P 500 TOTAL RETURN INDEX

Average Annual Total Return

		One Year	Three Year	Five Year	Ten Year	Commencement of Operations through June 30, 2018
Class A (1)	Without sales load	9.36%	2.77%	4.13%	3.21%	1.27%
	With sales load	4.92%	1.38%	3.29%	2.79%	0.89%
Class I (2)		9.16%	2.58%	N/A	N/A	1.51%
Class C (1)	Without sales load	8.93%	2.12%	3.45%	2.48%	0.56%
	With sales load	7.80%	1.77%	3.25%	2.38%	0.47%
S&P 500 Total Return Index		14.37%	11.93%	13.41%	10.17%	7.80%

(1)AmericaFirst Quantitative Strategies Fund Class A and Class C shares commenced operations on September 28, 2007. Benchmark since inception return assumes inception date of September 28, 2007.

(2)AmericaFirst Quantitative Strategies Fund Class I shares commenced operations on December 31, 2014.

Total Fund operating expense ratios as stated in the Fund's prospectus dated November 1, 2017, as supplemented March 28, 2018 were as follows: AmericaFirst Quantitative Strategies Fund Class A, 2.64% gross of fee waivers or expense reimbursements and 2.32% after waiver and reimbursement; Class I, 2.77% gross of fee waivers or expense reimbursements and 1.87% after fee waiver and reimbursements; and Class C, 3.40% gross of fee waivers or expense reimbursements and 2.62% after waiver and reimbursement The maximum load on Class A shares is 4.00% and on Class C shares is 1.00%.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8363.

The above graph depicts the performance of the AmericaFirst Quantitative Strategies Fund Class A Shares versus the S&P 500 Total Return Index. The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

AMERICAFIRST QUANTITATIVE STRATEGIES FUND

PERFORMANCE ILLUSTRATION

 JUNE 30, 2018 (UNAUDITED)

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the AmericaFirst Quantitative Strategies Fund, which will not invest in certain securities comprising this index.

AMERICAFIRST SEASONAL ROTATION FUND

PERFORMANCE ILLUSTRATION

 JUNE 30, 2018 (UNAUDITED)

 COMPARISON OF A $10,000 INVESTMENT IN THE AMERICAFIRST SEASONAL ROTATION FUND* CLASS A SHARES AND THE DOW JONES U.S. MODERATELY CONSERVATIVE PORTFOLIO INDEX

Average Annual Total Return

		One Year	Three Year	Commencement of Operations through June 30, 2018 (1)
Class A	Without sales load	-1.03%	4.57%	3.20%
	With sales load	-5.98%	2.80%	2.06%
Class I		-0.08%	5.23%	3.79%
Class U	Without sales load	-1.49%	4.03%	2.68%
	With sales load	-3.93%	3.15%	2.12%
Dow Jones U.S. Moderately Conservative Portfolio Index		5.63%	5.39%	5.77%

(1)AmericaFirst Seasonal Rotation Fund Class A, Class I, and Class U shares commenced operations on October 31, 2013. Benchmark since inception return assumes inception date of October 31, 2013.

* Formerly known as AmericaFirst Seasonal Trends Fund.

Total Fund operating expense ratios as stated in the Fund's prospectus dated November 1, 2017, as supplemented March 28, 2018 were as follows: AmericaFirst Seasonal Rotation Fund Class A, 3.89% gross of fee waivers or expense reimbursements and 2.90% after fee waiver and reimbursements; Class I, 3.65% gross of fee waivers or expense reimbursements and 1.95% after fee waiver and reimbursements; and Class U, 4.69% gross of fee waivers or expense reimbursements and 3.40% after fee waiver and reimbursements. The maximum load on Class A shares is 5.00% and on Class U shares is 2.50%.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8363.

The above graph depicts the performance of the AmericaFirst Seasonal Rotation Fund Class A shares versus the Dow Jones U.S. Moderately Conservative Portfolio Index. The Dow Jones U.S. Moderately Conservative Portfolio Index This index is a weighted average of other stock, bond, and cash indexes. It is reconstructed monthly and represents 40% of the risk of the U.S. equities market. The equities position (which is close to 40% of the portfolio) is constructed by equally weighting six Dow Jones U.S. Style Indexes (Large Growth, Large Value, Mid Growth, Mid Value, Small Growth and Small Value). The bond and cash position (which is close to 60% of the portfolio) is composed of various Barclays U.S. fixed income indexes.

As with any fund, save an index fund, that commonly compares its performance to the Dow Jones U.S. Moderately Conservative Portfolio Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s

AMERICAFIRST SEASONAL ROTATION FUND

PERFORMANCE ILLUSTRATION

 JUNE 30, 2018 (UNAUDITED)

investments and the securities comprising the index; so too with the AmericaFirst Seasonal Rotation Fund, which will not invest in certain securities comprising this index.

AMERICAFIRST TACTICAL ALPHA FUND

PERFORMANCE ILLUSTRATION

 JUNE 30, 2018 (UNAUDITED)

 COMPARISON OF A $10,000 INVESTMENT IN THE AMERICAFIRST TACTICAL ALPHA FUND* CLASS A SHARES AND THE S&P 500 TOTAL RETURN INDEX

Average Annual Total Return

		1 Year	3 Year	5 Year	Commencement of Operations through June 30, 2018 (1)
Class A	Without sales load	9.58%	4.86%	7.76%	4.52%
	With sales load	4.09%	3.07%	6.66%	3.87%
Class I (2)		10.51%	5.93%	8.78%	6.84%
Class U	Without sales load	8.98%	4.33%	7.24%	3.99%
	With sales load	6.22%	3.46%	6.71%	3.67%
S&P 500 Total Return Index		14.37%	11.93%	13.41%	13.90%

(1)AmericaFirst Tactical Alpha Fund Class A and Class U shares commenced operations on February 26, 2010. Benchmark since inception return assumes inception date of February 26, 2010.

 (2)AmericaFirst Tactical Alpha Fund Class I commenced operations on July 12, 2010.

* Formerly known as AmericaFirst Absolute Return Fund.

Total Fund operating expense ratios as stated in the Fund's prospectus dated November 1, 2017, as supplemented March 28, 2018 were as follows: AmericaFirst Tactical Alpha Fund Class A, 3.98% gross of fee waivers or expense reimbursements and 2.94% after fee waiver and reimbursements; Class I, 3.96% gross of fee waivers or expense reimbursements and 1.99% after fee waiver and reimbursements; and Class U, 4.77% gross of fee waivers or expense reimbursements and 3.44% after fee waiver and reimbursements.  The maximum load on Class A shares is 5.00% and on Class U shares is 2.50%.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8363.

The above graph depicts the performance of the AmericaFirst Tactical Alpha Fund Class A shares versus the S&P 500 Total Return Index. The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

AMERICAFIRST TACTICAL ALPHA FUND

PERFORMANCE ILLUSTRATION

 JUNE 30, 2018 (UNAUDITED)

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the AmericaFirst Tactical Alpha Fund, which will not invest in certain securities comprising this index.

AMERICAFIRST INCOME FUND

PERFORMANCE ILLUSTRATION

 JUNE 30, 2018 (UNAUDITED)

COMPARISON OF A $10,000 INVESTMENT IN THE AMERICAFIRST INCOME FUND* CLASS A SHARES AND THE BLOOMBERG BARCLAYS AGGREGATE BOND INDEX

Average Annual Total Return

		One Year	Three Year	Five Year	Commencement of Operations through June 30, 2018 (1)

Class A	Without sales load	0.50%	1.40%	1.18%	2.33%
	With sales load	-3.53%	0.02%	0.37%	1.80%
Class I		1.42%	2.29%	2.03%	3.05%
Class U	Without sales load	-0.07%	0.87%	0.67%	1.81%
	With sales load	-2.04%	0.18%	0.26%	1.56%
Bloomberg Barclays Aggregate Bond Index		-0.40%	1.72%	2.27%	2.57%

(1)AmericaFirst Income Fund Class A, Class I and Class U shares commenced operations on July 1, 2010.

* Formerly known as AmericaFirst Income Trends Fund.

Total Fund operating expense ratios as stated in the Fund's prospectus dated November 1, 2017, as supplemented March 28, 2018 were as follows: AmericaFirst Income Fund Class A, 3.31% gross of fee waivers or expense reimbursements and 2.61% after waiver and reimbursement; Class I, 2.86% gross of fee waivers or expense reimbursements and 1.81% after waiver and reimbursement; and Class U, 4.14% gross of fee waivers or expense reimbursements and 3.11% after waiver and reimbursement.  The maximum load on Class A shares is 4.00% and on Class U shares is 2.00%.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8363.

The above graph depicts the performance of the AmericaFirst Income Fund Class A shares versus the Bloomberg Barclays Aggregate Bond Index. The Bloomberg Barclays Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities).  Investors cannot invest directly in an index or benchmark.

As with any fund, save an index fund, that commonly compares its performance to the Bloomberg Barclays Aggregate Bond Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the AmericaFirst Income Fund, which will not invest in certain securities comprising this index.

AMERICAFIRST DEFENSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2018

Shares		Value

COMMON STOCK - 100.69%

Agriculture Production - Livestock & Animal Specialties - 2.37%
6,164	Cal-Maine Foods, Inc. *	$ 282,619

Aircraft - 2.10%
748	The Boeing Co. **	250,962

Aicraft Engines & Engine Parts - 2.62%
4,283	Heico Corp.	312,323

Aircraft Part & Auxiliary Equipment, Nec - 2.74%
946	TransDigm Group, Inc. *	326,502

Beverages - 2.02%
4,945	Brown-Forman Corp. Class A **	241,613

Biological Products (No Diagnostic Substances) - 8.71%
1,987	Bio-Techne Corp.	293,977
3,700	Neurocrine Biosciences, Inc. *	363,488
8,111	Repligen Corp. *	381,541
		1,039,006
Electric & Other Services Combined - 2.72%
12,334	NiSource, Inc.	324,138

Food & Kindred Products - 7.75%
13,356	B&G Foods, Inc.	399,344
14,689	Conagra Brands, Inc. **	524,838
		924,182
Guided Missiles & Space Vehicles & Parts - 10.12%
1,268	Anthem, Inc.	301,822
1,509	Cigna Corp. **	256,455
2,751	Centene Corp. *	338,951
1,263	Unitedhealth Group, Inc.	309,864
		1,207,092
Laboratory Analytical Instruments - 5.01%
8,669	Bruker Corp. **	251,748
1,237	Illumina, Inc. *	345,482
		597,230
Miscellaneous Chemical Products - 2.80%
2,288	WD-40 Co.	334,620

* Represents non-income producing security during the period.

**  All or a portion is held as collateral for securities sold short at June 30, 2018.

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST DEFENSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2018

Shares		Value

Miscellaneous Electrical Machinery, Equipment & Supplies - 2.20%
20,034	HRG Group, Inc. (*) (**)	$ 262,245

Miscellaneous Food Preparations & Kindred Products - 2.76%
2,837	McCormick & Co., Inc.	329,347

Natural Gas Transmission & Distribution - 2.65%
3,952	Chesapeake Utilities Corp.	315,962

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 5.45%
2,345	Edwards Lifesciences Corp. *	341,362
5,386	Halyard Health, Inc. (*) (**)	308,349
		649,711
Perfumes, Cosmetics & Other Toilet Preparations - 2.07%
4,885	Edgewell Personal Care Co. (*) (**)	246,497

Pharmaceutical Preparations - 6.07%
1,905	Ligand Pharmaceuticals, Inc. *	394,659
1,939	Vertex Pharmaceuticals, Inc. *	329,552
		724,211
Retail-Auto Dealers & Gasoline Stations - 2.76%
3,131	Casey's General Stores, Inc.	329,005

Search, Detection, Navigation, Guidance, Aeronautical, & Nautical Systems & Instruments - 2.43%
941	Northrop Grumman Corp.	289,546

Services-General Medical & Surgical Hospitals, Nec - 2.47%
2,648	Universal Health Services, Inc.	295,093

Services-Medical Laboratories - 5.33%
1,737	Laboratory Corp. of America Holdings *	311,844
2,950	Quest Diagnostics, Inc.	324,323
		636,167
Services-Miscellaneous Health & Allied Services, Nec - 2.46%
2,214	ICON Plc. (Ireland) (*) (**)	293,421

Services-Specialty Outpatient Facilities, Nec - 2.96%
7,846	BioTelemetry, Inc. *	353,070

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 2.88%
6,475	Church & Dwight Co., Inc.	344,211

* Represents non-income producing security during the period.

**  All or a portion is held as collateral for securities sold short at June 30, 2018.

AMERICAFIRST DEFENSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2018

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST DEFENSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2018

Shares		Value

Surgical & Medical Instruments & Apparatus - 7.10%
483	Atrion Corp.	$ 289,510
3,483	Insulet Corp. *	298,493
2,633	Cantel Medical Corp.	258,982
		846,985
Wholesale-Drugs Propietaries & Druggists' Sundries - 2.14%
1,912	McKesson Corp.	255,061

TOTAL COMMON STOCK (Cost $11,482,191) - 100.69%		12,010,819

VENTURE CAPITAL FUND - 2.66%
	Moneta Ventures Fund II L.P. * (b)(c)	316,790
TOTAL VENTURE CAPITAL FUND (Cost $271,517) - 2.66%		316,790

MONEY MARKET FUND - 2.44%
291,195	Federated Institutional Prime Obligations Fund - Institutional Class 2.10% (a) **	291,253
TOTAL MONEY MARKET FUND (Cost $291,253) - 2.44%		291,253

TOTAL INVESTMENTS IN SECURITIES, AT VALUE (Cost $12,044,961) *** - 105.79%		12,618,862

INVESTMENTS IN SECURITIES SOLD SHORT (Proceeds $2,085,449) - (20.20)%		(2,409,033)

OTHER ASSETS LESS LIABILITIES - 14.41%		1,718,879

NET ASSETS - 100.00%		$ 11,928,708

* Represents non-income producing security during the period.

**  All or a portion is held as collateral for securities sold short at June 30, 2018.

*** Represents cost for financial reporting purposes.  Aggregate cost, including proceeds from securities sold short, for federal tax purposes is $9,999,386 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation                                   $892,886

Gross Unrealized Depreciation                                    (682,443)

       Net Unrealized Appreciation                                $210,443

(a) Variable rate security; the money market rate shown represents the seven day yield at June 30, 2018.

(b) Indicates an illiquid and fair valued security.

(c) Represents investment in a non-unitized venture capital fund.  Accordingly, share quantity is not applicable.

AMERICAFIRST DEFENSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2018

The accompanying notes are an integral part of these financial statements.

The Fund’s holdings were divided among the following economic industries (Unaudited):

Guided Missiles & Space Vehicles & Parts	9.57%
Biological Products (No Diagnostic Substances)	8.23%
Food & Kindred Products	7.32%
Surgical & Medical Instruments & Apparatus	6.71%
Pharmaceutical Preparations	5.74%
Orthopedic, Prosthetic & Surgical Appliances & Supplies	5.15%
Services-Medical Laboratories	5.04%
Laboratory Analytical Instruments	4.73%
Services-Specialty Outpatient Facilities, Nec	2.80%
Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics	2.73%
Miscellaneous Chemical Products	2.65%
Miscellaneous Food Preparations & Kindred Products	2.61%
Retail-Auto Dealers & Gasoline Stations	2.61%
Aircraft Part & Auxiliary Equipment, Nec	2.59%
Electric & Other Services Combined	2.57%
Private Equity Fund	2.51%
Natural Gas Transmission & Distribution	2.50%
Aicraft Engines & Engine Parts	2.48%
Services-General Medical & Surgical Hospitals, Nec	2.34%
Services-Miscellaneous Health & Allied Services, Nec	2.33%
Money Market Fund	2.31%
Search, Detection, Navigation, Guidance, Aeronautical, & Nautical Systems & Instruments	2.29%
Agriculture Production - Livestock & Animal Specialties	2.24%
Miscellaneous Electrical Machinery, Equipment & Supplies	2.08%
Wholesale-Drugs Propietaries & Druggists' Sundries	2.02%
Aircraft	1.99%
Perfumes, Cosmetics & Other Toilet Preparations	1.95%
Beverages	1.91%
Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of June 30, 2018 and are subject to change.

AMERICAFIRST DEFENSIVE GROWTH FUND

SCHEDULE OF SECURITIES SOLD SHORT

JUNE 30, 2018

Shares		Value

COMMON STOCK - 16.29%

Millwood, Veneer, Plywood & Structural Wood Members - 2.01%
3,330	Masonite International Corp.	$ 239,261

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.29%
10,500	Wright Medical Group N.V. (Netherlands)	272,580

Retail-Retail Stores, Nec - 1.60%
820	Ulta Beauty, Inc.	191,437

Services-Commercial Physical & Biological Research - 2.12%
5,385	Syneos Health, Inc.	252,557

Services-Computer Programming, Data Processing, Etc. - 2.15%
2,560	Wix.com Ltd. (Israel)	256,768

Services-Management Services - 2.21%
12,537	Evolent Health, Inc.	263,904

Surgical & Medical Instruments & Apparatus - 2.15%
6,300	Glaukos Corp.	256,032

Telephone Communications (No Radio Telephone) - 1.76%
5,770	Zayo Group Holdings, Inc.	210,490

TOTAL COMMON STOCK (Proceeds $1,667,949) - 16.29%		1,943,029

REAL ESTATE INVESTMENT TRUSTS - 3.91%
6,175	American Assets Trust, Inc.	236,441
10,350	American Homes 4 Rent	229,563
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $417,500) - 3.91%		466,004

TOTAL SECURITIES SOLD SHORT (Proceeds $2,085,449) - 20.20%		$ 2,409,033

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2018

Shares		Value

COMMON STOCK - 75.90%

Air Transportation, Scheduled - 3.21%
1,298	Ryanair Holdings Plc. ADR *	$ 148,271

Aircraft - 3.06%
421	The Boeing Co.	141,250

Computer Communications Equipment - 3.08%
3,304	Cisco Sytems, Inc.	142,171

Food & Kindred Products - 3.04%
3,935	Conagra Brands, Inc.	140,598

Hospital & Medical Service Plans - 9.56%
820	Aetna, Inc.	150,470
845	Cigna Corp.	143,608
497	Humana, Inc.	147,922
		442,000
Hotels & Motels - 2.91%
1,061	Marriott International, Inc.	134,323

National Commercial Banks - 2.97%
7,722	Regions Financial Corp.	137,297

Operative Builders - 2.95%
4,750	PulteGroup, Inc.	136,562

Petroleum Refining - 3.10%
1,293	Valero Energy Corp.	143,303

Railroads, Line-Haul Operating - 6.57%
2,383	CSX Corp.	151,988
1,069	Union Pacific Corp.	151,456
		303,444
Retail-Auto Dealers & Gasoline Stations - 3.09%
7,359	Nissan Motor Co. Ltd. ADR	142,985

Retail-Eating Places - 2.90%
1,712	Yum! Brands, Inc.	133,913

* Represents non-income producing security during the period.

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2018

Shares		Value

Retail-Radio TV & Consumer Electronics Stores - 3.15%
1,955	Best Buy Co., Inc.	$ 145,804

Search, Detection, Navigation, Guidance, Aeronautical Systems - 2.93%
938	Harris Corp.	135,578

Services-Business Services, Nec - 3.22%
1,817	Worldpay, Inc. Class A *	148,594

Services-Computer Processing & Data Preparation - 3.23%
2,016	Fiserv, Inc. *	149,365

Services-Computer Programming Services - 3.53%
1,188	VeriSign, Inc. *	163,255

Services-General Medical & Surgical Hospitals - 3.30%
1,485	HCA Holdings, Inc.	152,361

Services-Prepackaged Software - 3.21%
1,520	Check Point Software Technologies Ltd. (Israel) *	148,474

Wholesale-Durable Goods - 3.36%
504	W.W. Grainger, Inc.	155,434

Wholesale-Groceries & Related Products - 3.53%
578	Domino's Pizza, Inc.	163,094

TOTAL COMMON STOCK (Cost $3,462,101) - 75.90%		3,508,076

REAL ESTATE INVESTMENT TRUST - 3.32%
929	SBA Communications Corp. Class A *	153,396
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $149,077) - 3.32%		153,396

MONEY MARKET FUND - 18.63%
861,112	Federated Institutional Prime Obligations Fund - Institutional Class 2.10% **	861,284
TOTAL MONEY MARKET FUND (Cost $861,284) - 18.63%		861,284

* Represents non-income producing security during the period.

** Variable rate security; the money market rate shown represents the seven day yield at June 30, 2018.

AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2018

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2018

Value

TOTAL INVESTMENTS IN SECURITIES, AT VALUE (Cost $4,472,462) *** - 97.85%	$ 4,522,756

OTHER ASSETS LESS LIABILITIES - 2.15%	99,515

NET ASSETS - 100.00%	$ 4,622,271

*** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $4,472,462 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation                       $161,505

Gross Unrealized Depreciation                        (111,211)

          Net Unrealized Appreciation                 $ 50,294

AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2018

The accompanying notes are an integral part of these financial statements.

The Fund’s holdings were divided among the following economic industries (Unaudited):

Money Market Fund	19.04%
Hospital & Medical Service Plans	9.77%
Railroads, Line-Haul Operating	6.71%
Services-Computer Programming Services	3.61%
Wholesale-Groceries & Related Products	3.61%
Wholesale-Durable Goods	3.44%
Real Estate Investment Trust	3.39%
Services-General Medical & Surgical Hospitals	3.37%
Services-Computer Processing & Data Preparation	3.30%
Services-Business Services, Nec	3.29%
Air Transportation, Scheduled	3.28%
Services-Prepackaged Software	3.28%
Retail-Radio TV & Consumer Electronics Stores	3.22%
Petroleum Refining	3.17%
Retail-Auto Dealers & Gasoline Stations	3.16%
Computer Communications Equipment	3.14%
Aircraft	3.12%
Food & Kindred Products	3.11%
National Commercial Banks	3.04%
Operative Builders	3.02%
Search, Detection, Navigation, Guidance, Aeronautical Systems	3.00%
Hotels & Motels	2.97%
Retail-Eating Places	2.96%
Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of June 30, 2018 and are subject to change.

AMERICAFIRST QUANTITATIVE STRATEGIES FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2018

Shares		Value

COMMON STOCK - 87.01%

Accident & Health Insurance - 1.40%
2,938	Aflac, Inc.	$ 126,393

Air Transportation, Scheduled - 1.28%
80,929	AMR Corp. * (a)	80,929
504	United Continental Holdings, Inc. *	35,144
		116,073
Airports, Flying Fields & Airport Terminal Services - 0.49%
1,066	Grupo Aeroportuario del Centro Norte SAB de CV (Mexico)	44,399

Beverages - 0.38%
1,480	Embotelladora Andina SA Class B ADR	34,070

Books:Publishing or Publishing & Printing - 0.77%
6,024	Pearson Plc. ADR	69,878

Bottled & Canned Soft Drinks Carbonated Waters - 0.46%
476	Fomento Economico Mexicano SAB de CV (Mexico)	41,788

Canned, Frozen & Preserved Fruit, Vegetables & Food Specialties - 0.81%
1,169	The Kraft Heinz Co.	73,437

Canned, Fruits, Vegetables & Preserves, Jams & Jellies - 1.38%
1,161	The J.M. Smucker Co.	124,784

Cement, Hydraulic - 0.48%
3,736	Cementos Pacasmayo S.A.A ADR	43,273

Cigarettes - 0.74%
1,184	Altria Group, Inc.	67,239

Cogeneration Services & Small Power Producers - 0.82%
5,536	The AES Corp.	74,238

Commercial Banks, Nec - 1.23%
947	BanColombia SA ADR	45,248
869	Royal Bank of Canada (Canada)	65,436
		110,684

* Represents non-income producing security during the period.

 (a) Indicates an illiquid and fair valued security.

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST QUANTITATIVE STRATEGIES FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2018

Shares		Value

Communication Services, Nec - 0.81%
4,408	Intelsat SA (Luxembourg) *	$ 73,437

Computer & Office Equipment - 0.53%
2,109	HP, Inc.	47,853

Computer Communications Equipment - 1.20%
2,528	Cisco Systems, Inc.	108,780

Computer Storage Devices - 1.78%
676	NetApp, Inc.	53,086
1,397	Western Digital Corp.	108,142
		161,228
Deep Sea Foreign Transportation of Freight - 0.67%
5,935	Seaspan Corp. (Hong Kong)	60,418

Electric & Other Services Combined - 2.74%
1,151	Ameren Corp.	70,038
1,692	Exelon Corp.	72,079
1,308	Public Service Enterprise Group, Inc.	70,815
911	SCANA Corp.	35,092
		248,024
Electric Services - 2.24%
821	Entergy Corp.	66,329
1,966	FirstEnergy Corp.	70,599
2,142	NRG Energy, Inc.	65,759
		202,687
Electromedical & Electrotherapeutic Apparatus - 0.57%
512	LivaNova Plc. (United Kingdom) *	51,108

Electronic Components & Accessories - 0.38%
326	Hubbell, Inc.	34,471

Finance Services - 0.73%
677	American Express Co.	66,346

Fire, Marine & Casualty Insurance - 2.11%
285	Everest Re Group Ltd. (Bermuda)	65,687
1,373	The Allstate Corp.	125,314
		191,001

* Represents non-income producing security during the period.

AMERICAFIRST QUANTITATIVE STRATEGIES FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2018

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST QUANTITATIVE STRATEGIES FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2018

Shares		Value

Food & Kindred Products - 2.91%
5,417	Conagra Brands, Inc.	$ 193,549
1,689	Mondelez International, Inc. Class A	69,249
		262,798
Grain Mill Products - 2.14%
3,008	General Mills, Inc.	133,134
541	Ingredion, Inc.	59,889
		193,023
Hospital & Medical Service Plans - 2.25%
375	Aetna, Inc.	68,813
282	Anthem, Inc.	67,124
227	Humana, Inc.	67,562
		203,499
Hotels & Motels - 0.78%
919	Las Vegas Sands Corp.	70,175

Industrial Organic Chemicals - 0.91%
748	LyondellBasell Industries NV	82,168

Investment Advice - 1.35%
322	Ameriprise Financial, Inc.	45,041
2,402	Apollo Global Management LLC. Class A	76,552
		121,593
Laboratory Analytical Instruments - 0.74%
910	PerkinElmer, Inc.	66,639

Life Insurance - 1.62%
24,745	Aegon NV (Netherlands)	146,490

Metal Mining - 1.11%
980	BHP Billiton Ltd. ADR	49,010
2,975	Freeport-McMoRan, Inc.	51,349
		100,359
Motor Vehicles & Passenger Car Bodies - 0.68%
5,537	Ford Motor Co.	61,295

National Commercial Banks - 3.58%
2,539	Ally Financial, Inc.	66,700
1,262	BB&T Corp.	63,655
616	JPMorgan Chase & Co.	64,187
3,549	Regions Financial Corp.	63,101
997	SunTrust Banks, Inc.	65,822
		323,465

ADR - American Depositary Receipt

AMERICAFIRST QUANTITATIVE STRATEGIES FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2018

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST QUANTITATIVE STRATEGIES FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2018

Shares		Value

Natural Gas Transmission - 0.78%
2,601	The Williams Cos., Inc.	$ 70,513

Paperboard Containers & Boxes - 0.47%
750	WestRock Co.	42,765

Personal Credit Institutions - 0.39%
1,835	Santander Consumer USA Holdings, Inc.	35,030

Petroleum Refining - 2.32%
1,973	CVR Energy, Inc.	72,981
606	Phillips 66	68,060
614	Valero Energy Corp.	68,050
		209,091
Pharmaceutical Preparations - 1.66%
683	AbbVie, Inc.	63,280
3,731	Valeant Pharmaceuticals International, Inc. *	86,708
		149,988
Plastics Products, Nec - 0.69%
2,431	Newell Brands, Inc.	62,696

Plastics, Materials, Synthetic Resins & Nonvulcan Elastomers - 0.48%
436	Eastman Chemical Co.	43,583

Poultry Slaughtering & Processing - 2.41%
4,526	Pilgrims Pride Corp. *	91,108
588	Sanderson Farms, Inc.	61,828
945	Tyson Foods, Inc.	65,063
		217,999
Primary Smelting & Refining of Nonferrous Metals - 0.39%
2,584	Vedanta Ltd. ADR	35,142

Printed Circuit Boards - 0.78%
2,528	Jabil, Inc.	69,924

Radio Telephone Communications - 1.47%
3,740	TELUS Corp. (Canada)	132,807

Retail-Apparel & Accessory Stores - 0.45%
1,830	Hanesbrands, Inc.	40,297

* Represents non-income producing security during the period.

ADR - American Depositary Receipt

AMERICAFIRST QUANTITATIVE STRATEGIES FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2018

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST QUANTITATIVE STRATEGIES FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2018

Shares		Value

Retail-Auto Dealers & Gasoline Stations - 0.81%
698	Casey's General Stores, Inc.	$ 73,346

Retail-Department Stores - 1.32%
548	Kohl's Corp.	39,949
2,124	Macy's, Inc.	79,501
		119,450
Retail-Drug Stores & Proprietary Stores - 0.75%
873	Express Scripts Holding Co. *	67,404

Retail-Eating & Drinking Places - 1.48%
1,113	Dunkin' Brands Group, Inc.	76,875
1,155	Starbucks Corp.	56,422
		133,297
Retail-Eating Places - 1.43%
735	Jack In The Box, Inc.	62,563
426	McDonald's Corp.	66,750
		129,313
Retail-Family Clothing Stores - 0.40%
1,124	The Gap, Inc.	36,406

Retail-Variety Stores - 0.73%
772	Walmart, Inc.	66,122

Rubber & Plastics Footwear - 0.85%
969	Nike, Inc. Class B	77,210

Savings Institution, Federally Chartered - 0.75%
1,650	Bofl Holding, Inc. *	67,502

Security & Commodity Brokers, Dealers, Exchanges & Services - 1.04%
290	CME Group, Inc. Class A	47,537
400	T. Rowe Price Group, Inc.	46,436
		93,973
Security Brokers, Dealers & Flotation Companies - 0.48%
87	BlackRock, Inc.	43,416

Semiconductors & Related Devices - 1.51%
837	Daqo New Energy Corp. ADR *	29,747
2,143	Intel Corp.	106,529
		136,276

* Represents non-income producing security during the period.

ADR - American Depositary Receipt

AMERICAFIRST QUANTITATIVE STRATEGIES FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2018

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST QUANTITATIVE STRATEGIES FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2018

Shares		Value

Services-Business Services, Nec - 2.88%
948	Akamai Technologies, Inc. *	$ 69,422
259	Mastercard, Inc.	50,899
535	Visa, Inc. Class A	70,861
838	Worldpay, Inc. Class A *	68,532
		259,714
Services-Commercial Physical & Biological Research - 0.77%
699	IQVIA Holdings, Inc. *	69,774

Services-Computer Processing & Data Preparation - 0.77%
943	Fiserv, Inc. *	69,867

Services-Computer Programming Services - 1.69%
3,827	Infosys Ltd. ADR	74,359
570	VeriSign, Inc. *	78,329
		152,688
Services-General Medical & Surgical Hospitals, Nec - 1.52%
701	HCA Healthcare, Inc.	71,923
590	Universal Health Services, Inc.	65,750
		137,673
Services-Personal Services - 0.60%
2,389	H&R Block, Inc.	54,421

Services-Prepackaged Software - 4.12%
822	Atlassian Corp. Plc. Class A (Australia) *	51,391
2,913	CA, Inc.	103,848
2,403	Changyou.com Ltd. Class A ADR	40,058
1,205	Mimecast Ltd. *	49,658
1,348	SS&C Technologies Holdings, Inc.	69,961
920	Talend SA ADR *	57,298
		372,214
Ship & Boat Building & Repairing - 0.68%
331	General Dynamics Corp.	61,702

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.58%
1,441	Church & Dwight Co., Inc.	76,604
1,185	Unilever NV (United Kingdom)	66,028
		142,632
State Commercial Banks - 0.63%
1,993	Fifth Third Bancorp.	57,199

* Represents non-income producing security during the period.

ADR - American Depositary Receipt

AMERICAFIRST QUANTITATIVE STRATEGIES FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2018

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST QUANTITATIVE STRATEGIES FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2018

Shares		Value

Sugar & Confectionery Products - 0.74%
722	The Hershey Co.	$ 67,189

Telephone Communications (No Radio Telephone) - 2.50%
3,688	Orange SA ADR	61,479
5,151	Turkcell Iletisim Hizmetleri AS ADR	33,688
2,596	Verizon Communications, Inc.	130,605
		225,772
Wholesale-Drugs Proprietaries & Druggists' Sundries - 1.39%
1,272	Herbalife Nutrition Ltd. *	68,332
426	Mckesson Corp.	56,828
		125,160
Wholesale-Electronic Parts & Equipment, Nec - 0.38%
455	Arrow Electronics, Inc. *	34,252

Wholesale-Groceries & Related Products - 0.85%
271	Domino's Pizza, Inc.	76,468

TOTAL COMMON STOCK (Cost $8,390,936) - 87.01%		7,863,388

EXCHANGE TRADED FUNDS - 9.70%
6,671	iShares 10-20 Year Treasury Bond ETF	876,369
TOTAL EXCHANGE TRADED FUNDS (Cost $867,211) - 9.70%		876,369

LIMITED PARTNERSHIPS - 1.64%

Investment Advice - 0.80%
2,542	AllianceBernstein Holding L.P.	72,574

Motor Vehicle Parts & Accessories - 0.84%
1,069	Icahn Enterprises L.P.	75,963

TOTAL LIMITED PARTNERSHIPS (Cost $128,882) - 1.64%		148,537

VENTURE CAPITAL FUND - 2.43%
	Moneta Ventures Fund II L.P. * (a)(b)	219,677
TOTAL VENTURE CAPITAL FUND (Cost $203,638) - 2.43%		219,677

* Represents non-income producing security during the period.

(a) Indicates an illiquid and fair valued security.

(b) Represents investment in a non-unitized venture capital fund.  Accordingly, share quantity is not applicable.

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST QUANTITATIVE STRATEGIES FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2018

Shares		Value

REAL ESTATE INVESTMENT TRUSTS - 2.42%
3,941	New Residential Investment Corp.	$ 68,928
1,952	Pebblebrook Hotel Trust	75,738
5,792	Retail Properties of America, Inc. Class A	74,022
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $208,386) - 2.42%		218,688

TOTAL INVESTMENTS IN SECURITIES, AT VALUE (Cost $9,799,053) ** - 103.20%		9,326,659

LIABILITIES LESS OTHER ASSETS - (3.20)%		(289,130)

NET ASSETS - 100.00%		$ 9,037,529

** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $9,802,587 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation             $390,255

Gross Unrealized Depreciation              (866,183)

        Net Unrealized Depreciation       $(475,928)

AMERICAFIRST QUANTITATIVE STRATEGIES FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2018

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST QUANTITATIVE STRATEGIES FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2018

The Fund’s holdings were divided among the following economic industries (Unaudited):

Exchange Traded Funds	9.39%
Services-Prepackaged Software	3.99%
National Commercial Banks	3.47%
Food & Kindred Products	2.82%
Services-Business Services, Nec	2.78%
Electric & Other Services Combined	2.66%
Telephone Communications (No Radio Telephone)	2.42%
Private Equity Fund	2.35%
Poultry Slaughtering & Processing	2.34%
Real Estate Investment Trusts	2.34%
Petroleum Refining	2.24%
Hospital & Medical Service Plans	2.18%
Electric Services	2.17%
Investment Advice	2.08%
Grain Mill Products	2.07%
Fire, Marine & Casualty Insurance	2.05%
Computer Storage Devices	1.73%
Services-Computer Programming Services	1.64%
Pharmaceutical Preparations	1.61%
Life Insurance	1.57%
Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics	1.53%
Services-General Medical & Surgical Hospitals, Nec	1.48%
Motor Vehicles & Passenger Car Bodies	1.47%
Semiconductors & Related Devices	1.46%
Retail-Eating & Drinking Places	1.43%
Radio Telephone Communications	1.42%
Retail-Eating Places	1.39%
Accident & Health Insurance	1.35%
Canned, Fruits, Vegetables & Preserves, Jams & Jellies	1.34%
Wholesale-Drugs Proprietaries & Druggists' Sundries	1.34%
Retail-Department Stores	1.28%
Air Transportation, Scheduled	1.24%
Commercial Banks, Nec	1.19%
Computer Communications Equipment	1.17%
Metal Mining	1.08%
Security & Commodity Brokers, Dealers, Exchanges & Services	1.01%
Industrial Organic Chemicals	0.88%
Rubber & Plastics Footwear	0.83%
Wholesale-Groceries & Related Products	0.82%
Cogeneration Services & Small Power Producers	0.80%
Canned, Frozen & Preserved Fruit, Vegetables & Food Specialties	0.79%
Communication Services, Nec	0.79%
Retail-Auto Dealers & Gasoline Stations	0.79%
Natural Gas Transmission	0.76%

AMERICAFIRST QUANTITATIVE STRATEGIES FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2018

Books: Publishing or Publishing & Printing	0.75%
Hotels & Motels	0.75%
Printed Circuit Boards	0.75%
Services-Commercial Physical & Biological Research	0.75%
Services-Computer Processing & Data Preparation	0.75%
Cigarettes	0.72%
Retail-Drug Stores & Proprietary Stores	0.72%
Savings Institution, Federally Chartered	0.72%
Sugar & Confectionery Products	0.72%
Finance Services	0.71%
Laboratory Analytical Instruments	0.71%
Retail-Variety Stores	0.71%
Plastics Products, Nec	0.67%
Ship & Boat Building & Repairing	0.66%
Deep Sea Foreign Transportation of Freight	0.65%
State Commercial Banks	0.61%
Services-Personal Services	0.58%
Electromedical & Electrotherapeutic Apparatus	0.55%
Computer & Office Equipment	0.51%
Airports, Flying Fields & Airport Terminal Services	0.48%
Plastics, Materials, Synthetic Resins & Nonvulcan Elastomers	0.47%
Security Brokers, Dealers & Flotation Companies	0.47%
Cement, Hydraulic	0.46%
Paperboard Containers & Boxes	0.46%
Bottled & Canned Soft Drinks Carbonated Waters	0.45%
Retail-Apparel & Accessory Stores	0.43%
Retail-Family Clothing Stores	0.39%
Personal Credit Institutions	0.38%
Primary Smelting & Refining of Nonferrous Metals	0.38%
Electronic Components & Accessories	0.37%
Wholesale-Electronic Parts & Equipment, Nec	0.37%
Beverages	0.36%
Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of June 30, 2018 and are subject to change.

AMERICAFIRST SEASONAL ROTATION FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2018

Shares/Par		Value

CORPORATE BONDS - 23.76%

Asset Management - 6.10%
$ 500,000	Apollo Management Holdings L.P. 5.00%, 3/15/2048	$ 501,270

Integrated Oils - 5.60%
500,000	Petroleos Mexicanos 6.375%, 1/23/2045	460,500

Retail-Home Furniture, Furnishings & Equipment - 4.92%
500,000	Bed Bath & Beyond, Inc. 4.915%, 8/01/2034	403,946

Services-Prepackaged Software - 7.14%
600,000	Microsoft Corp. 3.950%, 8/08/2056	586,534

TOTAL CORPORATE BONDS (Cost $1,909,452) - 23.76%		1,952,250

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 71.87%

U.S. Treasury Bonds - 68.93%
$2,000,000	U.S. Treasury Strip Principal 0.00%, 8/15/2047	842,172
2,000,000	U.S. Treasury Strip Coupon 0.00%, 2/15/2034	1,253,412
2,000,000	U.S. Treasury Strip Coupon 0.00%, 5/15/2028	1,497,056
2,000,000	U.S. Treasury Strip Coupon 0.00%, 11/15/2037	1,120,062
2,000,000	U.S. Treasury Strip Coupon 0.00%, 2/15/2043	951,774
		5,664,476
Federal Farm Credit Bank - 2.94%
$ 250,000	Federal Farm Credit Bank 2.66%, 8/21/2025	241,879

TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost $5,795,165) - 71.87%		5,906,355

MONEY MARKET FUND - 3.59%
295,339	Federated Institutional Prime Obligations Fund - Institutional Class 2.10% *	295,399
TOTAL MONEY MARKET FUND (Cost $295,380) - 3.59%		295,399

TOTAL INVESTMENTS IN SECURITIES, AT VALUE (Cost $7,999,997) ** - 99.22%		8,154,004

OTHER ASSETS LESS LIABILITIES - 0.78%		63,769

NET ASSETS - 100.00%		$ 8,217,773

* Variable rate security; the money market rate shown represents the seven day yield at June 30, 2018.

** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $7,999,997 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation         $155,641

Gross Unrealized Depreciation              (1,634)

        Net Unrealized Appreciation     $154,007

AMERICAFIRST SEASONAL ROTATION FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2018

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST SEASONAL ROTATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2018

The Fund’s holdings were divided among the following economic industries (Unaudited):

U.S. Treasury Bonds	69.47%
Services-Prepackaged Software	7.19%
Limited Partnerships	6.15%
Integrated Oils	5.65%
Retail-Home Furniture, Furnishings & Equipment	4.95%
Money Market Fund	3.62%
Federal Farm Credit Bank	2.97%
Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of June 30, 2018 and are subject to change.

AMERICAFIRST TACTICAL ALPHA FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2018

Shares		Value

COMMON STOCK - 81.67%

Air Conditioner & Warm Air Heating Equipment & Commercial & Industrial Refrigeration Equipment - 4.12%
4,364	AAON, Inc.	$ 145,103
773	Lennox International, Inc.	154,716
		299,819
Canned, Frozen & Preserved Fruit, Vegetables & Food Specialties - 2.19%
2,538	The Kraft Heinz Co.	159,437

Computer Storage Devices - 2.01%
1,892	Western Digital Corp.	146,460

Electrical Work - 2.15%
2,053	EMCOR Group, Inc.	156,398

Food & Kindred Products - 1.94%
3,940	Conagra Brands, Inc.	140,776

Grain Mill Products - 2.03%
1,336	Ingredion, Inc.	147,895

Heavy Construction Other Than Building Construction - Contractors - 2.25%
9,134	KBR, Inc.	163,681

Hospital & Medical Service Plans - 4.38%
870	Aetna, Inc.	159,645
669	Anthem, Inc.	159,242
		318,887
Hotels & Motels - 1.94%
1,115	Marriott International, Inc.	141,159

Industrial Organic Chemicals - 2.53%
13,125	FutureFuel Corp.	183,881

Metal Cans - 1.86%
3,031	Crown Holdings, Inc. *	135,668

Metal Mining - 2.12%
2,778	Rio Tinto Plc. ADR	154,124

* Represents non-income producing security during the period.

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST TACTICAL ALPHA FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2018

Shares		Value

Millwood, Veneer, Plywood & Structural Wood Members - 2.07%
4,029	Masco Corp.	$ 150,765

Mining, Quarrying of Nonmetallic Minerals (No Fuels) - 2.18%
6,224	Teck Resources Ltd. (Canada)	158,401

Miscellaneous Manufacturing Industries - 2.12%
3,266	Hillenbrand, Inc.	153,992

Motor Vehicle Parts & Accessories - 2.18%
3,913	Allison Transmission Holdings, Inc.	158,437

Office Furniture - 2.28%
4,894	Herman Miller, Inc.	165,907

Operative Builders - 1.95%
4,932	PulteGroup, Inc.	141,795

Petroleum Refining - 1.97%
1,293	Valero Energy Corp.	143,303

Pharmaceutical Preparations - 4.21%
1,467	AbbVie, Inc.	135,918
7,329	Valeant Pharmaceuticals International, Inc. *	170,326
		306,244
Plastics Products, Nec - 4.33%
2,735	Armstrong World Industries, Inc. *	172,852
5,505	Newell Brands, Inc.	141,974
		314,826
Plastics, Materials, Synthetic Resins & Nonvulcan Elastomers - 2.01%
2,057	Trinseo SA	145,944

Poultry Slaughtering & Processing - 2.09%
2,206	Tyson Foods, Inc.	151,883

Retail-Eating Places - 5.79%
1,670	Jack In The Box, Inc.	142,150
904	McDonald's Corp.	141,648
1,760	Yum! Brands, Inc.	137,667
		421,465
Retail-Family Clothing Stores - 1.97%
1,188	The Children's Place, Inc.	143,510

Rubber & Plastics Footwear - 2.56%
1,647	Deckers Outdoor Corp. *	185,930

* Represents non-income producing security during the period.

AMERICAFIRST TACTICAL ALPHA FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2018

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST TACTICAL ALPHA FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2018

Shares		Value

Services-Business Services, Nec - 2.07%
1,134	Visa, Inc. Class A	$ 150,198

Services-Computer Processing & Data Preparation - 2.11%
2,076	Fiserv, Inc. *	153,811

Services-Computer Programming Services - 2.27%
8,495	Infosys Ltd. ADR	165,058

Services-Prepackaged Software - 2.11%
4,314	CA, Inc.	153,794

Ship & Boat Building & Repairing - 1.89%
738	General Dynamics Corp.	137,571

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 2.02%
2,635	Unilever NV (United Kingdom)	146,822

Wholesale-Drugs Proprietaries & Druggists' Sundries - 1.97%
2,670	Herbalife Nutrition Ltd. *	143,432

TOTAL COMMON STOCK (Cost $5,908,676) - 81.67%		5,941,273

EXCHANGE TRADED FUNDS - 18.76%
45,079	Invesco DB Energy Fund *	769,949
9,522	ProShares UltraShort MSCI Brazil Capped ETF *	594,744
TOTAL EXCHANGE TRADED FUNDS (Cost $1,059,198) - 18.76%		1,364,693

VENTURE CAPITAL FUND - 2.01%
	Moneta Ventures Fund II L.P. * (a)(b)	146,451
TOTAL VENTURE CAPITAL FUND (Cost $135,758) - 2.01%		146,451

TOTAL INVESTMENTS IN SECURITIES, AT VALUE (Cost $7,103,632) ** - 102.44%		7,452,417

LIABILITIES LESS OTHER ASSETS - (2.44)%		(177,739)

NET ASSETS - 100.00%		$ 7,274,678

* Represents non-income producing security during the period.

** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $7,132,199 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation                 $503,490

Gross Unrealized Depreciation                  (183,272)

       Net Unrealized Appreciation              $320,218

(a) Indicates an illiquid and fair valued security.

(b) Represents investment in a non-unitized venture capital fund.  Accordingly, share quantity is not applicable.

ADR - American Depositary Receipt

AMERICAFIRST TACTICAL ALPHA FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2018

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST TACTICAL ALPHA FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2018

The Fund’s holdings were divided among the following economic industries (Unaudited):

Exchange Traded Funds	18.31%
Retail-Eating Places	5.65%
Hospital & Medical Service Plans	4.28%
Plastics Products, Nec	4.22%
Pharmaceutical Preparations	4.11%
Air Conditioner & Warm Air Heating Equipment & Commercial & Industrial Refrigeration Equipment	4.02%
Rubber & Plastics Footwear	2.49%
Industrial Organic Chemicals	2.47%
Office Furniture	2.23%
Services-Computer Programming Services	2.21%
Heavy Construction Other Than Building Construction - Contractors	2.20%
Canned, Frozen & Preserved Fruit, Vegetables & Food Specialties	2.14%
Mining, Quarrying of Nonmetallic Minerals (No Fuels)	2.13%
Motor Vehicle Parts & Accessories	2.13%
Electrical Work	2.10%
Metal Mining	2.07%
Miscellaneous Manufacturing Industries	2.07%
Services-Computer Processing & Data Preparation	2.06%
Services-Prepackaged Software	2.06%
Poultry Slaughtering & Processing	2.04%
Millwood, Veneer, Plywood & Structural Wood Members	2.02%
Services-Business Services, Nec	2.02%
Grain Mill Products	1.98%
Computer Storage Devices	1.97%
Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics	1.97%
Private Equity Fund	1.97%
Plastics, Materials, Synthetic Resins & Nonvulcan Elastomers	1.96%
Retail-Family Clothing Stores	1.93%
Petroleum Refining	1.92%
Wholesale-Drugs Proprietaries & Druggists' Sundries	1.92%
Operative Builders	1.90%
Food & Kindred Products	1.89%
Hotels & Motels	1.89%
Ship & Boat Building & Repairing	1.85%
Metal Cans	1.82%
Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of June 30, 2018 and are subject to change.

AMERICAFIRST INCOME FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2018

Shares/Par		Value

COMMON STOCK - 23.45%

Cigarettes - 2.59%
17,335	Vector Group Ltd.	$ 330,752

Deep Sea Foreign Transportation of Freight - 2.80%
23,898	Ship Finance International Ltd. (Norway)	357,275

Investment Companies - 8.10%
21,268	Ares Capital Corp.	349,859
9,042	Main Street Capital Corp.	344,138
18,955	TPG Specialty Lending, Inc.	340,053
		1,034,050
Newspapers: Publishing Or Publishing & Printing - 2.94%
35,132	Gannett Co., Inc.	375,912

Security & Commodity Brokers, Dealers, Exchanges & Services - 2.25%
25,357	BGC Partners, Inc. Class A	287,041

Telephone Communications (No Radio Telephone) - 4.77%
7,949	BCE, Inc. (Canada)	321,855
19,819	BT Group Plc. ADR *	286,583
		608,438

TOTAL COMMON STOCK (Cost $3,074,169) - 23.45%		2,993,468

CLOSED-END MUTUAL FUNDS - 7.12%
38,360	MFS Charter Income Trust Fund	304,195
65,087	MFS Government Markets Income Trust	292,891
80,767	MFS Intermediate Income Trust	311,761
TOTAL CLOSED-END MUTUAL FUNDS (Cost $973,530) - 7.12%		908,847

CORPORATE BONDS - 23.85%

Drilling Oil & Gas Wells - 7.67%
$ 500,000	Weatherford International Ltd. 9.875%, 2/15/2024	504,840
500,000	Noble Holding International Ltd. 8.681%, 1/15/2024	473,750
		978,590
Electric & Other Services Combined - 1.11%
138,508	RGS AEGCO Funding Corp. 9.810%, 12/7/2021	141,962

* Represents non-income producing security during the period.

ADR - American Depositary Receipt

AMERICAFIRST INCOME FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2018

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2018

Shares/Par		Value

Life Insurance - 4.00%
$ 500,000	Genworth Financial, Inc. 7.625, 9/24/2021	$ 510,560

Telephone Communications (No Radio Telephone) - 7.50%
500,000	Frontier Communications 9.250%, 7/1/2021	485,000
500,000	Embarq Corp., 7.995%, 6/1/2036	471,875
		956,875
Wholesale-Farm Product Raw Materials - 3.57%
500,000	Alliance One International, Inc., 9.875%, 7/15/2021	456,250

TOTAL CORPORATE BONDS (Cost $3,043,287) - 23.85%		3,044,237

FOREIGN GOVERNMENT AGENCIES & OBLIGATIONS - 3.73%

Foreign Government Bonds - 3.73%
$ 250,000	Argentina Rep 7.125%, 7/06/2036 (Argentina)	200,625
12,500	Indonesia Rep 9.30%, 7/01/2020 (Indonesia)	13,402
250,000	Republic of Turkey 8.00%, 2/14/2034 (Turkey)	261,801
		475,828

TOTAL FOREIGN GOVERNMENT AGENCIES & OBLIGATIONS (Cost $485,819) - 3.73%		475,828

LIMITED PARTNERSHIPS - 19.91%

Investment Advice - 2.83%
12,666	AllianceBernstein Holding L.P.	361,614

Motor Vehicle Parts & Accessories - 3.17%
5,686	Icahn Enterprises L.P.	404,047

Natural Gas Transmission - 5.77%
12,845	Enterprise Products Partners L.P.	355,421
9,390	Williams Partners L.P.	381,140
		736,561
Pipe Lines (No Natural Gas) - 2.82%
5,208	Magellan Midstream Partners, L.P.	359,769

Retail-Miscellaneous Retail - 2.70%
14,659	Suburban Propane Partners L.P.	344,340

Retail-Retail Stores, Nec - 2.62%
7,921	AmeriGas Partners L.P.	334,425

TOTAL LIMITED PARTNERSHIPS (Cost $2,463,990) - 19.91%		2,540,756

AMERICAFIRST INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2018

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2018

Shares/Par		Value

REAL ESTATE INVESTMENT TRUSTS - 11.52%
9,944	Gaming & Leisure Properties, Inc.	$ 355,995
5,304	Lamar Advertising Co. Class A	362,316
11,395	LaSalle Hotel Properties	390,051
16,417	RLJ Lodging Trust	361,995
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,362,523) - 11.52%		1,470,357

MONEY MARKET FUND - 10.57%
1,348,514	Federated Institutional Prime Obligations Fund - Institutional Class 2.10% **	1,348,783
TOTAL MONEY MARKET FUND (Cost $1,348,783) - 10.57%		1,348,783

TOTAL INVESTMENTS IN SECURITIES, AT VALUE (Cost $12,752,101) *** - 100.15%		$12,782,276

LIABILITIES LESS OTHER ASSETS - (0.15)%		(19,408)

NET ASSETS - 100.00%		$12,762,868

** Variable rate security; the money market rate shown represents the seven day yield at June 30, 2018.

*** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $12,756,471 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation             $368,378

Gross Unrealized Depreciation              (342,573)

       Net Unrealized Appreciation          $ 25,805

AMERICAFIRST INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2018

The accompanying notes are an integral part of these financial statements.

The Fund’s holdings were divided among the following economic industries (Unaudited):

Cigarettes	2.59%
Closed End Mutual Funds	7.11%
Deep Sea Foreign Transportation of Freight	2.80%
Drilling Oil & Gas Wells	7.66%
Electric & Other Services Combined	1.11%
Foreign Government Bonds	3.72%
Investment Advice	2.83%
Investment Companies	8.09%
Life Insurance	3.99%
Money Market Fund	10.55%
Motor Vehicle Parts & Accessories	3.16%
Natural Gas Transmission	5.76%
Newspapers: Publishing Or Publishing & Printing	2.94%
Pipe Lines (No Natural Gas)	2.81%
Real Estate Investment Trust	11.50%
Retail-Miscellaneous Retail	2.69%
Retail-Retail Stores, Nec	2.62%
Security & Commodity Brokers, Dealers, Exchanges & Services	2.25%
Telephone Communications (No Radio Telephone)	12.25%
Wholesale-Farm Product Raw Materials	3.57%
Total Portfolio Holdings	100.00%

The percentages in the above table are based on market value of the Fund’s portfolio holdings as of June 30, 2018 and are subject to change.

AMERICAFIRST QUANTITATIVE FUNDS

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2018

	Defensive Growth Fund	Large Cap Share Buyback Fund	Quantitative Strategies Fund	Seasonal Rotation Fund	Tactical Alpha Fund	Income Fund
Assets:
Investments in Securities, at Value (Cost $12,044,961; $4,472,462; $9,799,053; $7,999,997; $7,103,632; and $12,752,101, respectively)	$ 12,618,862	$ 4,522,756	$ 9,326,659	$ 8,154,004	$ 7,452,417	$12,782,276

Cash	-	-	1,695	23,744	-	10,313
Receivables:
Deposit with Brokers for Securities Sold Short	1,722,219	-	-	-	-	-
Dividends & Interest	9,106	2,653	11,916	44,618	4,996	132,019
Shareholder Subscriptions	-	103,487	-	-	-	102,400
Due from Adviser	-	829	3,060	1,227	-	3,494
Prepaid Expenses	24,358	7,259	18,701	14,556	13,088	22,051
Total Assets	14,374,545	4,636,984	9,362,031	8,238,149	7,470,501	13,052,553
Liabilities:
Securities Sold Short (Proceeds $2,085,449;$0;$0;$0;$0, and $0, respectively)	2,409,033	-	-	-	-	-
Payables:
Shareholder Redemptions	9,706	-	-	-	-	850
Due to Custodian	-	-	301,213	-	173,905	-
Adviser Fees	2,051	-	-	-	1,142	-
Administration Fees	3,149	1,525	2,886	2,624	2,099	3,149
Distribution (12b-1) Fees	2,810	481	4,454	1,263	2,623	3,047
Trustee Fees	57	57	44	70	54	45
Servicing Fees	1,400	343	833	719	673	1,344
Securities Purchased	-	-	-	-	-	265,000
Accrued Expenses	17,631	12,307	15,072	15,700	15,327	16,250
Total Liabilities	2,445,837	14,713	324,502	20,376	195,823	289,685
Net Assets	$ 11,928,708	$ 4,622,271	$ 9,037,529	$ 8,217,773	$ 7,274,678	$12,762,868

Net Assets Consist of:
Paid In Capital	$ 21,815,022	$ 4,371,059	$ 16,530,063	$ 8,324,682	$ 11,652,060	$21,406,920
Accumulated Net Investment Loss	(151,978)	(13,284)	(6,078)	(9,198)	(50,127)	-
Accumulated Net Realized Gain (Loss) on Investments	(9,984,653)	214,202	(7,014,062)	(251,718)	(4,676,040)	(8,674,227)
Net Unrealized Appreciation (Depreciation) in Value of Investments	250,317	50,294	(472,394)	154,007	348,785	30,175
Net Assets	$ 11,928,708	$ 4,622,271	$ 9,037,529	$ 8,217,773	$ 7,274,678	$12,762,868

Class A Shares
Net Assets	$ 5,216,233	$ 2,128,556	$ 3,971,698	$ 2,167,660	$ 3,607,962	$ 6,394,765
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	543,963	186,003	641,293	189,596	267,333	913,161
Net asset value per share	$ 9.59	$ 11.44	$ 6.19	$ 11.43	$ 13.50	$ 7.00
Minimum Redemption price per share (a)	$ 9.49	$ 11.33	$ 6.13	$ 11.32	$ 13.37	$ 6.93
Short-term Redemption Price Per Share (d)	$ 9.49	$ 11.33	$ 6.13	$ 11.32	$ 13.37	$ 6.93
Maximum offering price per share (b)	$ 10.09	$ 12.05	$ 6.45	$ 12.03	$ 14.21	$ 7.29

(a) A redemption fee of 1.00% is imposed in the event of certain redemption transactions occurring within 90 days of purchase.

(b) Maximum offering price includes a maximum front-end sales load of 5.00%; 5.00%; 4.00%; 5.00%; 5.00%; and 4.00%, respectively.

(d) Investment in Class A and Class U shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed less than 12 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST QUANTITATIVE FUNDS

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

JUNE 30, 2018

	Defensive Growth Fund	Large Cap Share Buyback Fund	Quantitative Strategies Fund	Seasonal Rotation Fund	Tactical Alpha Fund	Income Fund

Class I Shares
Net Assets	$ 4,076,964	$ 2,120,041	$ 238,031	$ 4,567,146	$ 1,000,576	$ 3,385,887
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	401,728	182,970	39,178	393,518	69,974	471,695
Net asset value and offering price per share	$ 10.15	$ 11.59	$ 6.08	$ 11.61	$ 14.30	$ 7.18
Minimum Redemption price per share (a)	$ 10.05	$ 11.47	$ 6.01	$ 11.49	$ 14.16	$ 7.11

Class U Shares
Net Assets	$ 2,635,511	$ 373,674		$ 1,482,967	$ 2,666,140	$ 2,982,216
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	286,674	32,881		132,394	205,451	424,005
Net asset value per share	$ 9.19	$ 11.36		$ 11.20	$ 12.98	$ 7.03
Minimum Redemption price per share (a)	$ 9.10	$ 11.25		$ 11.09	$ 12.85	$ 6.96
Short-term Redemption Price Per Share (d)	$ 9.10	$ 11.25		$ 11.09	$ 12.85	$ 6.96
Maximum offering price per share (c)	$ 9.43	$ 11.66		$ 11.49	$ 13.31	$ 7.17

Class C Shares
Net Assets			$ 4,827,800
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)			776,220
Net asset value per share			$ 6.22
Minimum Redemption price per share (a)			$ 6.16
Maximum offering price per share (e)			$ 6.28

(a) A redemption fee of 1.00% is imposed in the event of certain redemption transactions occurring within 90 days of purchase.

(c) Maximum offering price includes a maximum front-end sales load of 2.50%; 2.50%; 2.50%; 2.50%; and 2.00%, respectively.

(d) Investment in Class A and Class U shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed less than 12 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(e) Maximum offering price includes a maximum front-end sales load of 1.00%.

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST QUANTITATIVE FUNDS

STATEMENT OF OPERATIONS

For the year ended June 30, 2018

Investment Income:	Defensive Growth Fund	Large Cap Share Buyback Fund	Quantitative Strategies Fund	Seasonal Rotation Fund	Tactical Alpha Fund	Income Fund
Dividend Income (foreign tax witholding: $1,452; $0; $4,175; $346; $1,208; and $2,295, respectively)	$ 272,512	$ 30,160	$ 199,673	$ 74,022	$ 126,472	$ 451,884
Other Income (Note 1)	-	-	1,182	-	334	-
Interest Income	14,323	2,772	16,285	151,217	11,582	317,120
Total Investment Income	286,835	32,932	217,140	225,239	138,388	769,004

Expenses:
Advisory Fees	315,020	31,260	108,168	117,678	91,455	165,721
Distribution (12b-1) Fees:
Class A	19,912	4,797	12,209	6,096	9,443	16,889
Class U	40,316	1,001	-	23,906	30,142	33,353
Class C	-	-	57,081	-	-	-
Transfer Agent & Administration Fees	45,448	18,451	38,113	33,044	26,549	37,448
Shareholder Service Fees	10,393	553	9,841	8,395	8,754	14,990
Chief Compliance Officer Fees	14,626	14,104	11,254	12,078	12,424	12,393
Registration Fees	37,725	14,470	27,556	18,374	33,712	36,308
Audit Fees	13,751	11,000	13,750	13,751	13,749	13,750
Legal Fees	28,930	-	15,092	11,608	10,205	20,176
Insurance Fees	13,054	975	6,227	4,210	3,905	6,834
Miscellaneous Fees	6,390	-	3,876	3,409	2,735	4,366
Custodial Fees	18,594	4,853	8,385	5,057	7,397	7,546
Trustees Fees	2,564	925	2,649	2,672	2,060	3,637
Printing and Mailing	4,150	1,228	3,169	2,816	2,778	8,248
Interest Expense	53,555	-	-	-	-	-
Dividend Expense on Securities Sold Short	38,197	-	3,668	-	-	-
Total Expenses	662,625	103,617	321,038	263,094	255,308	381,659
Fees Waived and Expenses Reimbursed by the Adviser	(53,183)	(49,151)	(83,203)	(46,454)	(55,436)	(78,474)
Net Expenses	609,442	54,466	237,835	216,640	199,872	303,185

Net Investment Income/(Loss)	(322,607)	(21,534)	(20,695)	8,599	(61,484)	465,819

Net Realized Gain/(Loss) on:
Investments in Securities & Foreign Currency Transactions	(468,917)	259,512	1,243,530	(233,027)	481,145	(173,549)
Long Term Capital Gain Distributions	1,533	-	5,743	-	-	-
Securities Sold Short	(288,359)	-	-	-	-	-
Net Realized Gain/(Loss)	(755,743)	259,512	1,249,273	(233,027)	481,145	(173,549)

Net Change in Unrealized Appreciation/(Depreciation) on:
Investments in Securities & Foreign Currency Translations	(311,534)	4,947	(250,236)	147,753	211,608	(262,014)
Securities Sold Short	(323,584)	-	-	-	-	-
Net Change in Unrealized Appreciation/(Depreciation)	(635,118)	4,947	(250,236)	147,753	211,608	(262,014)

Net Realized and Unrealized Gain/(Loss)	(1,390,861)	264,459	999,037	(85,274)	692,753	(435,563)

Net Increase/(Decrease) in Net Assets Resulting from Operations	$(1,713,468)	$ 242,925	$ 978,342	$ (76,675)	$ 631,269	$ 30,256

AMERICAFIRST QUANTITATIVE FUNDS

STATEMENT OF OPERATIONS

For the year ended June 30, 2018

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST DEFENSIVE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	6/30/2018	6/30/2017
Decrease in Net Assets Resulting From Operations:
Net Investment Loss	$ (322,607)	$ (646,777)
Net Realized Loss on Investments in Securities, Foreign Currency Transactions, and Securities Sold Short	(755,743)	(8,316,671)
Net Change in Unrealized Appreciation/(Depreciation) on Investments in Securities, Foreign Currency Translations, and Securities Sold Short	(635,118)	1,710,312
Net Decrease in Net Assets Resulting from Operations	(1,713,468)	(7,253,136)

Distributions to Shareholders from:
Net Realized Gains:
Class A	-	(18,294)
Class I	-	(20,292)
Class U	-	(9,688)
Total Distributions Paid to Shareholders	-	(48,274)

Capital Share Transactions:
Proceeds from Sale of Shares:
Class A	431,209	4,169,969
Class I	443,236	2,313,186
Class U	7,050	520,851
Reinvestment of Distributions:
Class A	-	16,241
Class I	-	16,273
Class U	-	8,348
Cost of Shares Redeemed:
Class A	(7,003,622)	(20,636,290)
Class I	(9,936,246)	(28,714,766)
Class U	(2,893,536)	(10,481,193)
Redemption Fees	1,626	9,483
Net Decrease in Net Assets from Capital Share Transactions	(18,950,283)	(52,777,898)

Net Decrease in Net Assets	(20,663,751)	(60,079,308)

Net Assets:
Beginning of Year	32,592,459	92,671,767
End of Year (Including Undistributed Net Investment Loss
of $151,978 and $101,359, respectively)	$ 11,928,708	$ 32,592,459

Share Activity
Class A:
Shares Sold	43,265	397,308
Shares Reinvested	-	1,632
Shares Redeemed	(686,767)	(1,977,845)
Net Decrease in Shares of Beneficial Interest Outstanding	(643,502)	(1,578,905)

Class I:
Shares Sold	40,852	205,231
Shares Reinvested	-	1,557
Shares Redeemed	(936,522)	(2,633,290)
Net Decrease in Shares of Beneficial Interest Outstanding	(895,670)	(2,426,502)

Class U:
Shares Sold	724	48,623
Shares Reinvested	-	868
Shares Redeemed	(295,208)	(1,040,862)
Net Decrease in Shares of Beneficial Interest Outstanding	(294,484)	(991,371)

AMERICAFIRST DEFENSIVE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended *
	6/30/2018	6/30/2017
Increase/(Decrease) in Net Assets Resulting From Operations:
Net Investment Loss	$ (21,534)	$ (25,478)
Net Realized Gain on Investments in Securities	259,512	6,578
Change in Unrealized Appreciation on Investments in Securities	4,947	45,347
Net Increase in Net Assets Resulting from Operations	242,925	26,447

Distributions to Shareholders from:
Net Realized Gains:
Class A	(15,060)	-
Class I	(2,694)	-
Class U	(406)	-
Total Distributions Paid to Shareholders	(18,160)	-

Capital Share Transactions:
Proceeds from Sale of Shares:
Class A	876,308	1,509,747
Class I	1,946,153	358,527
Class U	316,366	54,437
Reinvestment of Distributions:
Class A	14,249	-
Class I	2,437	-
Class U	36	-
Cost of Shares Redeemed:
Class A	(485,765)	(7,099)
Class I	(189,760)	(25,073)
Class U	(100)	-
Redemption Fees	542	54
Net Increase in Net Assets from Capital Share Transactions	2,480,466	1,890,593

Net Increase in Net Assets	2,705,231	1,917,040

Net Assets:
Beginning of Period	1,917,040	-
End of Period (Including Undistributed Net Investment Loss
of $13,284 and $18,900, respectively)	$ 4,622,271	$ 1,917,040

Share Activity
Class A:
Shares Sold	79,691	148,510
Shares Reinvested	1,273	-
Shares Redeemed	(42,777)	(695)
Net Increase in Shares of Beneficial Interest Outstanding	38,187	147,815

Class I:
Shares Sold	166,461	35,426
Shares Reinvested	216	-
Shares Redeemed	(16,696)	(2,437)
Net Increase in Shares of Beneficial Interest Outstanding	149,981	32,989

Class U:
Shares Sold	27,602	5,343
Shares Reinvested	36	-
Shares Redeemed	(100)	-
Net Increase in Shares of Beneficial Interest Outstanding	27,538	5,343

* The period is from January 31, 2017 (commencement of investment operations) through June 30, 2017.

AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST QUANTITATIVE STRATEGIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	6/30/2018	6/30/2017
Increase/(Decrease) in Net Assets Resulting From Operations:
Net Investment Loss	$ (20,695)	$ (15,574)
Net Realized Gain on Investments in Securities, Foreign Currency Transactions, and Securities Sold Short	1,249,273	1,286,036
Net Change in Unrealized Appreciation/(Depreciation) on Investments in Securities, Foreign Currency Translations, and Securities Sold Short	(250,236)	308,451
Net Increase in Net Assets Resulting from Operations	978,342	1,578,913

Distributions to Shareholders from:
Net Investment Income:
Class A	-	(287,703)
Class I	-	(1,324)
Class C	-	(106,621)
Total Distributions Paid to Shareholders	-	(395,648)

Capital Share Transactions:
Proceeds from Sale of Shares:
Class A	69,619	259,345
Class I	121,581	115,337
Class C	9,123	52,227
Reinvestment of Distributions:
Class A	-	268,033
Class I	-	1,324
Class C	-	97,689
Cost of Shares Redeemed:
Class A	(2,529,882)	(7,303,110)
Class I	(23,699)	(44,935)
Class C	(2,782,050)	(8,988,889)
Redemption Fees	6	272
Net Decrease in Net Assets from Capital Share Transactions	(5,135,302)	(15,542,707)

Net Decrease in Net Assets	(4,156,960)	(14,359,442)

Net Assets:
Beginning of Year	13,194,489	27,553,931
End of Year (Including Undistributed Net Investment Income (Loss)
of $(6,078) and $13,828, respectively)	$ 9,037,529	$ 13,194,489

Share Activity
Class A:
Shares Sold	11,172	47,353
Shares Reinvested	-	49,453
Shares Redeemed	(425,714)	(1,328,717)
Net Decrease in Shares of Beneficial Interest Outstanding	(414,542)	(1,231,911)

Class I:
Shares Sold	21,611	21,640
Shares Reinvested	-	248
Shares Redeemed	(3,947)	(8,081)
Net Increase in Shares of Beneficial Interest Outstanding	17,664	13,807

Class C:
Shares Sold	1,533	9,413
Shares Reinvested	-	17,794
Shares Redeemed	(467,491)	(1,629,088)
Net Decrease in Shares of Beneficial Interest Outstanding	(465,958)	(1,601,881)

AMERICAFIRST QUANTITATIVE STRATEGIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST SEASONAL ROTATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	6/30/2018	6/30/2017
Increase/(Decrease) in Net Assets Resulting From Operations:
Net Investment Income/(Loss)	$ 8,599	$ (77,796)
Net Realized Gain/(Loss) on Investments in Securities	(233,027)	1,373,389
Net Change in Unrealized Appreciation/(Depreciation) on Investments in Securities	147,753	(144,223)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(76,675)	1,151,370

Distributions to Shareholders from:
Net Realized Gains:
Class A	(11,023)	-
Class I	(20,430)	-
Class U	(11,460)	-
Total Distributions Paid to Shareholders	(42,913)	-

Capital Share Transactions:
Proceeds from Sale of Shares:
Class A	266,613	483,345
Class I	964,712	813,917
Class U	182,811	957,120
Reinvestment of Distributions:
Class A	10,409	-
Class I	10,721	-
Class U	10,941	-
Cost of Shares Redeemed:
Class A	(744,839)	(905,355)
Class I	(592,875)	(878,242)
Class U	(1,388,230)	(1,006,656)
Redemption Fees	345	-
Net Decrease in Net Assets from Capital Share Transactions	(1,279,392)	(535,871)

Net Increase/(Decrease) in Net Assets	(1,398,980)	615,499

Net Assets:
Beginning of Year	9,616,753	9,001,254
End of Year (Including Undistributed Net Investment Loss
of $9,198 and $59,393, respectively)	$ 8,217,773	$ 9,616,753

Share Activity
Class A:
Shares Sold	22,849	43,556
Shares Reinvested	858	-
Shares Redeemed	(64,640)	(86,621)
Net Decrease in Shares of Beneficial Interest Outstanding	(40,933)	(43,065)

Class I:
Shares Sold	81,952	72,756
Shares Reinvested	875	-
Shares Redeemed	(50,504)	(81,483)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	32,323	(8,727)

Class U:
Shares Sold	15,797	84,406
Shares Reinvested	919	-
Shares Redeemed	(123,080)	(96,685)
Net Decrease in Shares of Beneficial Interest Outstanding	(106,364)	(12,279)

AMERICAFIRST SEASONAL ROTATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST TACTICAL ALPHA FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	6/30/2018	6/30/2017
Increase/(Decrease) in Net Assets Resulting From Operations:
Net Investment Loss	$ (61,484)	$ (63,959)
Net Realized Gain on Investments in Securities, Foreign Currency Transactions, and Securities Sold Short	481,145	673,102
Net Change in Unrealized Appreciation/(Depreciation) on Investments in Securities, Foreign Currency Translations, and Securities Sold Short	211,608	(332,379)
Net Increase in Net Assets Resulting from Operations	631,269	276,764

Capital Share Transactions:
Proceeds from Sale of Shares:
Class A	479,082	114,440
Class I	645,863	252,842
Class U	179,142	118,072
Cost of Shares Redeemed:
Class A	(1,380,846)	(2,117,431)
Class I	(83,173)	(195,803)
Class U	(1,088,809)	(1,171,033)
Redemption Fees	18	-
Net Decrease in Net Assets from Capital Share Transactions	(1,248,723)	(2,998,913)

Net Decrease in Net Assets	(617,454)	(2,722,149)

Net Assets:
Beginning of Year	7,892,132	10,614,281
End of Year (Including Accumulated Net Investment Loss
of $50,127 and $10,709, respectively)	$ 7,274,678	$ 7,892,132

Share Activity
Class A:
Shares Sold	36,855	9,693
Shares Reinvested	-	-
Shares Redeemed	(108,919)	(179,635)
Net Decrease in Shares of Beneficial Interest Outstanding	(72,064)	(169,942)

Class I:
Shares Sold	47,021	19,874
Shares Reinvested	-	-
Shares Redeemed	(6,294)	(15,485)
Net Increase in Shares of Beneficial Interest Outstanding	40,727	4,389

Class U:
Shares Sold	14,470	10,090
Shares Reinvested	-	-
Shares Redeemed	(88,711)	(100,221)
Net Decrease in Shares of Beneficial Interest Outstanding	(74,241)	(90,131)

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	6/30/2018	6/30/2017
Increase/(Decrease) in Net Assets Resulting From Operations:
Net Investment Income	$ 465,819	$ 405,813
Net Realized Gain/(Loss) on Investments in Securities, Foreign Currency Transactions, and Securities Sold Short	(173,549)	1,878,298
Net Change in Unrealized Appreciation/(Depreciation) on Investments in Securities, Foreign Currency Translations, and Securities Sold Short	(262,014)	137,994
Net Increase in Net Assets Resulting from Operations	30,256	2,422,105

Distributions to Shareholders from:
Net Investment Income:
Class A	(226,659)	(195,020)
Class I	(114,525)	(69,279)
Class U	(87,074)	(109,832)
Return of Capital:
Class A	(189,062)	(261,771)
Class I	(87,489)	(92,992)
Class U	(92,324)	(147,424)
Total Distributions Paid to Shareholders	(797,133)	(876,318)

Capital Share Transactions:
Proceeds from Sale of Shares:
Class A	2,215,430	2,236,956
Class I	1,830,193	990,351
Class U	537,705	566,834
Reinvestment of Distributions:
Class A	302,275	312,909
Class I	154,538	106,348
Class U	135,928	186,417
Cost of Shares Redeemed:
Class A	(2,692,933)	(4,167,364)
Class I	(1,611,199)	(953,678)
Class U	(1,856,372)	(2,581,673)
Redemption Fees	250	4,423
Net Decrease in Net Assets from Capital Share Transactions	(984,185)	(3,298,477)

Net Decrease in Net Assets	(1,751,062)	(1,752,690)

Net Assets:
Beginning of Year	14,513,930	16,266,620
End of Year (Including Undistributed Net Investment Income
of $0 and $44,869, respectively)	$ 12,762,868	$ 14,513,930

Share Activity
Class A:
Shares Sold	307,809	310,602
Shares Reinvested	42,363	43,616
Shares Redeemed	(376,678)	(581,164)
Net Decrease in Shares of Beneficial Interest Outstanding	(26,506)	(226,946)

Class I:
Shares Sold	250,270	131,812
Shares Reinvested	21,174	14,590
Shares Redeemed	(223,920)	(132,400)
Net Increase in Shares of Beneficial Interest Outstanding	47,524	14,002

Class U:
Shares Sold	74,975	78,343
Shares Reinvested	18,945	25,925
Shares Redeemed	(255,953)	(363,037)
Net Decrease in Shares of Beneficial Interest Outstanding	(162,033)	(258,769)

AMERICAFIRST INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST DEFENSIVE GROWTH FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	Years Ended
	6/30/2018	6/30/2017	6/30/2016	6/30/2015	6/30/2014

Net Asset Value, at Beginning of Year	$ 10.47	$ 11.30	$ 11.99	$ 12.53	$ 11.58

From Investment Operations:
Net Investment Loss *	(0.17)	(0.12)	(0.11)	(0.12)	(0.14)
Net Realized and Unrealized Gain (Loss) on Investments	(0.71)	(0.70)	(0.50)	0.97	1.96
Total from Investment Operations	(0.88)	(0.82)	(0.61)	0.85	1.82

Distributions from:
Net Realized Gain	-	(0.01)	(0.08)	(1.39)	(0.87)
Total Distributions	-	(0.01)	(0.08)	(1.39)	(0.87)

Paid in Capital From Redemption Fees (c)	-	-	-	-	-

Net Asset Value, at End of Year	$ 9.59	$ 10.47	$ 11.30	$ 11.99	$ 12.53

Total Return (a)	(8.40)%	(7.26)% ***	(5.12)% ***	7.23%	16.22%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 5,216	$ 12,430	$ 31,273	$ 21,040	$ 13,826
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	3.12%	3.02%**	3.11%**	3.18%	3.59%
Ratio of Net Investment Loss to Average Net Assets (b)(d)	(1.75)%	(1.18)%**	(1.00)%**	(1.04)%	(1.41)%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	3.02%	3.02%**	3.07%**	3.13%	3.33%
Ratio of Net Investment Loss to Average Net Assets (b)(d)	(1.66)%	(1.18)%**	(0.96)%**	(0.99)%	(1.15)%
Portfolio Turnover	1020.14%	341.27%	118.13%	254.20%	586.64%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.44%, 0.36%, 0.58%, 0.68%, and 0.89%, respectively.

* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

** The ratios include 0.28% for the year ended June 30, 2017, and 0.09% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (6.99)% and (5.03)%, respectively.

AMERICAFIRST DEFENSIVE GROWTH FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST DEFENSIVE GROWTH FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	Years Ended
	6/30/2018	6/30/2017	6/30/2016	6/30/2015	6/30/2014

Net Asset Value, at Beginning of Year	$ 11.02	$ 11.86	$ 12.45	$ 12.82	$ 11.71

From Investment Operations:
Net Investment Income (Loss) *	(0.12)	(0.10)	(0.01)	0.02	-
Net Realized and Unrealized Gain (Loss) on Investments	(0.75)	(0.73)	(0.50)	1.00	1.98
Total from Investment Operations	(0.87)	(0.83)	(0.51)	1.02	1.98

Distributions from:
Net Realized Gain	-	(0.01)	(0.08)	(1.39)	(0.87)
Total Distributions	-	(0.01)	(0.08)	(1.39)	(0.87)

Paid in Capital From Redemption Fees (c)	-	-	-	-	-

Net Asset Value, at End of Year	$ 10.15	$ 11.02	$ 11.86	$ 12.45	$ 12.82

Total Return (a)	(7.89)%	(7.00)%***	(4.12)%***	8.45%	17.46%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 4,077	$ 14,302	$ 44,161	$ 33,660	$ 14,160
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	2.88%	2.74%**	2.62%**	2.67%	3.09%
Ratio of Net Investment Loss to Average Net Assets (b)(d)	(1.51)%	(0.97)%**	(0.56)%**	(0.47)%	(0.87)%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	2.53%	2.66%**	2.13%**	2.07%	2.01%
Ratio of Net Investment Income (Loss) to Average Net Assets (b)(d)	(1.16)%	(0.89)%**	(0.07)%**	0.13%	0.00%
Portfolio Turnover	1020.14%	341.27%	118.13%	254.20%	586.64%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.44%, 0.37%, 0.58%, 0.68%, and 0.89%, respectively.

* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

** The ratios include 0.28% year ended June 30, 2017, and 0.09% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (6.74)% and (4.03)%., respectively.

AMERICAFIRST DEFENSIVE GROWTH FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST DEFENSIVE GROWTH FUND

CLASS U

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	Years Ended
	6/30/2018	6/30/2017	6/30/2016	6/30/2015	6/30/2014

Net Asset Value, at Beginning of Year	$ 10.09	$ 10.96	$ 11.69	$ 12.31	$ 11.44

From Investment Operations:
Net Investment Loss *	(0.21)	(0.19)	(0.17)	(0.18)	(0.19)
Net Realized and Unrealized Gain (Loss) on Investments	(0.69)	(0.67)	(0.48)	0.95	1.93
Total from Investment Operations	(0.90)	(0.86)	(0.65)	0.77	1.74

Distributions from:
Net Realized Gain	-	(0.01)	(0.08)	(1.39)	(0.87)
Total Distributions	-	(0.01)	(0.08)	(1.39)	(0.87)

Paid in Capital From Redemption Fees (c)	-	-	-	-	-

Net Asset Value, at End of Year	$ 9.19	$ 10.09	$ 10.96	$ 11.69	$ 12.31

Total Return (a)	(8.92)%	(7.85)%***	(5.59)%***	6.68%	15.70%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 2,636	$ 5,861	$ 17,238	$ 13,687	$ 9,052
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	3.87%	3.75%**	3.63%**	3.67%	4.09%
Ratio of Net Investment Loss to Average Net Assets (b)(d)	(2.50)%	(1.96)%**	(1.56)%**	(1.56)%	(1.89)%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	3.53%	3.67%**	3.57%**	3.62%	3.83%
Ratio of Net Investment Loss to Average Net Assets (b)(d)	(2.16)%	(1.88)%**	(1.51)%**	(1.51)%	(1.63)%
Portfolio Turnover	1020.14%	341.27%	118.13%	254.20%	586.64%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.44%, 0.35%, 0.58%, 0.68%, and 0.89%, respectively.

* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

** The ratios include 0.28% for the year ended June 30, 2017, and 0.09% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (7.57)% and (5.50)%, respectively.

AMERICAFIRST DEFENSIVE GROWTH FUND

CLASS U

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	Year Ended	Period Ended(d)
	6/30/2018	6/30/2017

Net Asset Value, at Beginning of Period/Year	$ 10.29	$ 10.00

From Investment Operations:
Net Investment Loss *	(0.11)	(0.19)
Net Realized and Unrealized Gain on Investments	1.34	0.48
Total from Investment Operations	1.23	0.29

Distributions from:
Net Realized Gain	(0.08)	-
Total Distributions	(0.08)	-

Paid in Capital From Redemption Fees	- (c)	- (c)

Net Asset Value, at End of Period/Year	$ 11.44	$ 10.29

Total Return (a)	11.94%	2.90%*** (f)

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 2,129	$ 1,521
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)	4.26%	12.14%** (e)
Ratio of Net Investment Loss to Average Net Assets (b)	(2.94)%	(10.70)%** (e)
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)	2.35%	5.92%** (e)
Ratio of Net Investment Loss to Average Net Assets (b)	(1.02)%	(4.49)%** (e)
Portfolio Turnover	216.65%	46.12%***

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) For the period January 31, 2017 (commencement of investment operations) through June 30, 2017.

(e) The ratios include 4.70% annualized for the period ended June 30, 2017 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

(f) Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement.

Excluding these expenses, total return would have been 4.73%.

* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

**  Annualized.

*** Not Annualized.

AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	Year Ended	Period Ended(d)
	6/30/2018	6/30/2017

Net Asset Value, at Beginning of Period/Year	$ 10.33	$ 10.00

From Investment Operations:
Net Investment Loss *	(0.01)	(0.20)
Net Realized and Unrealized Gain on Investments	1.35	0.53
Total from Investment Operations	1.34	0.33

Distributions from:
Net Realized Gain	(0.08)	-
Total Distributions	(0.08)	-

Paid in Capital From Redemption Fees	- (c)	- (c)

Net Asset Value, at End of Period/Year	$ 11.59	$ 10.33

Total Return (a)	12.97%	3.30%*** (f)

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 2,120	$ 341
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)	3.58%	15.47%** (e)
Ratio of Net Investment Loss to Average Net Assets (b)	(2.29)%	(13.91)%** (e)
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)	1.34%	6.44%** (e)
Ratio of Net Investment Loss to Average Net Assets (b)	(0.07)%	(4.89)%** (e)
Portfolio Turnover	216.65%	46.12%***

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) For the period January 31, 2017 (commencement of investment operations) through June 30, 2017.

(e) The ratios include 4.70% annualized for the period ended June 30, 2017 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

(f) Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement.

Excluding these expenses, total return would have been 5.66%.

* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

**  Annualized.

*** Not Annualized.

AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

CLASS U

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	Year Ended	Period Ended(d)
	6/30/2018	6/30/2017

Net Asset Value, at Beginning of Period/Year	$ 10.28	$ 10.00

From Investment Operations:
Net Investment Loss *	(0.17)	(0.26)
Net Realized and Unrealized Gain on Investments	1.33	0.54
Total from Investment Operations	1.16	0.28

Distributions from:
Net Realized Gain	(0.08)	-
Total Distributions	(0.08)	-

Paid in Capital From Redemption Fees (c)	-	-

Net Asset Value, at End of Period/Year	$ 11.36	$ 10.28

Total Return (a)	11.27%	2.80%*** (f)

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 374	$ 55
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)	4.51%	16.00%** (e)
Ratio of Net Investment Loss to Average Net Assets (b)	(3.26)%	(14.52)%** (e)
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)	2.80%	7.84%** (e)
Ratio of Net Investment Loss to Average Net Assets (b)	(1.55)%	(6.36)%** (e)
Portfolio Turnover	216.65%	46.12%***

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) For the period January 31, 2017 (commencement of investment operations) through June 30, 2017.

(e) The ratios include 4.70% annualized for the period ended June 30, 2017 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

(f) Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement.

Excluding these expenses, total return would have been 5.23%.

* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

**  Annualized.

*** Not Annualized.

AMERICAFIRST LARGE CAP SHARE BUYBACK FUND

CLASS U

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST QUANTITATIVE STRATEGIES FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	Years Ended
	6/30/2018	6/30/2017	6/30/2016	6/30/2015	6/30/2014

Net Asset Value, at Beginning of Year	$ 5.66	$ 5.37	$ 5.98	$ 6.97	$ 6.29

From Investment Operations:
Net Investment Income *	(0.00) (c)	0.02	0.07	0.11	0.14
Net Realized and Unrealized Gain (Loss) on Investments	0.53	0.44	(0.58)	(0.53)	1.10
Total from Investment Operations	0.53	0.46	(0.51)	(0.42)	1.24

Distributions from:
Net Investment Income	-	(0.17)	(0.10)	(0.11)	(0.11)
Net Realized Gain	-	-	-	(0.46)	(0.45)
Total Distributions	-	(0.17)	(0.10)	(0.57)	(0.56)

Paid in Capital From Redemption Fees (c)	-	-	-	-	-

Net Asset Value, at End of Year	$ 6.19	$ 5.66	$ 5.37	$ 5.98	$ 6.97

Total Return (a)	9.36%	8.64%***	(8.64)%***	(6.29)%	20.34%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 3,972	$ 5,980	$ 12,288	$ 28,403	$ 40,419
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	2.58%	2.79%**	2.29%**	1.66%	1.76%
Ratio of Net Investment Income (Loss) to Average Net Assets (b)(d)	(0.58)%	(0.45)%**	0.77%**	1.59%	1.88%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	1.96%	2.05%**	1.93%**	1.51%	1.50%
Ratio of Net Investment Income to Average Net Assets (b)(d)	0.04%	0.30%**	1.13%**	1.74%	2.14%
Portfolio Turnover	852.98%	340.20%	418.06%	349.12%	306.73%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.03%, 0.16%, 0.34%, 0.01%, and 0.00%, respectively.

* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

** The ratios include 0.36% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 9.02% and (8.57)%, respectively.

AMERICAFIRST QUANTITATIVE STRATEGIES FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST QUANTITATIVE STRATEGIES FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	Years Ended			Period Ended(f)
	6/30/2018	6/30/2017	6/30/2016	6/30/2015

Net Asset Value, at Beginning of Period/Year	$ 5.57	$ 5.33	$ 5.97	$ 6.19

From Investment Operations:
Net Investment Income *	0.00 (c)	0.04	0.07	0.03
Net Realized and Unrealized Gain (Loss) on Investments	0.51	0.39	(0.59)	(0.18)
Total from Investment Operations	0.51	0.43	(0.52)	(0.15)

Distributions from:
Net Investment Income	-	(0.19)	(0.12)	(0.07)
Total Distributions	-	(0.19)	(0.12)	(0.07)

Paid in Capital From Redemption Fees	- (c)	- (c)	-	-

Net Asset Value, at End of Period/Year	$ 6.08	$ 5.57	$ 5.33	$ 5.97

Total Return (a)	9.16%	8.31%***	(8.68)%***	(2.37)% (e)

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 238	$ 120	$ 41	$ 44
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(g)	2.29%	2.89%**	2.23%**	1.37% (d)
Ratio of Net Investment Income (Loss) to Average Net Assets (b)(g)	(0.72)%	0.45%**	1.20%**	1.08% (d)
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(g)	1.77%	2.65%**	2.09%**	1.37% (d)
Ratio of Net Investment Income (Loss) to Average Net Assets (b)(g)	(0.19)%	0.70%**	1.34%**	1.08% (d)
Portfolio Turnover	852.98%	340.20%	418.06%	349.12% (e)

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d)  Annualized.

(e) Not Annualized.

(f) The AmericaFirst Quantitative Strategies Fund Class I commenced operations on December 31, 2014.

(g) Ratio of interest and dividends on securities sold short included were 0.03%, 0.13%, 0.34%, and 0.01%, respectively.

* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

** The ratios include 0.36% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 8.89% and (8.61)%, respectively.

AMERICAFIRST QUANTITATIVE STRATEGIES FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST QUANTITATIVE STRATEGIES FUND

CLASS C

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	Years Ended
	6/30/2018	6/30/2017	6/30/2016	6/30/2015	6/30/2014

Net Asset Value, at Beginning of Year	$ 5.71	$ 5.35	$ 5.93	$ 6.93	$ 6.26

From Investment Operations:
Net Investment Income (Loss) *	(0.02)	(0.02)	0.03	0.06	0.09
Net Realized and Unrealized Gain (Loss) on Investments	0.53	0.44	(0.59)	(0.53)	1.11
Total from Investment Operations	0.51	0.42	(0.56)	(0.47)	1.20

Distributions from:
Net Investment Income	-	(0.06)	(0.02)	(0.07)	(0.08)
Net Realized Gain	-	-	-	(0.46)	(0.45)
Total Distributions	-	(0.06)	(0.02)	(0.53)	(0.53)

Paid in Capital From Redemption Fees	- (c)	- (c)	-	- (c)	- (c)

Net Asset Value, at End of Year	$ 6.22	$ 5.71	$ 5.35	$ 5.93	$ 6.93

Total Return (a)	8.93%	7.92%***	(9.43)%***	(6.99)%	19.62%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 4,828	$ 7,094	$ 15,225	$ 31,964	$ 37,773
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	3.33%	3.55%**	3.05%**	2.41%	2.50%
Ratio of Net Investment Income (Loss) to Average Net Assets (b)(d)	(1.30)%	(1.19)%**	0.07%**	0.84%	1.09%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	2.43%	2.80%**	2.69%**	2.26%	2.25%
Ratio of Net Investment Income (Loss) to Average Net Assets (b)(d)	(0.39)%	(0.44)%**	0.43%**	0.99%	1.34%
Portfolio Turnover	852.98%	340.20%	418.06%	349.12%	306.73%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.03%, 0.16%, 0.34%, 0.01%, and 0.00%, respectively.

* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

** The ratios include 0.36% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 8.30% and (9.36)%, respectively.

AMERICAFIRST QUANTITATIVE STRATEGIES FUND

CLASS C

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST SEASONAL ROTATION FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	Years Ended				Period Ended(f)
	6/30/2018	6/30/2017	6/30/2016	6/30/2015	6/30/2014

Net Asset Value, at Beginning of Period/Year	$ 11.60	$ 10.08	$ 10.06	$ 10.37	$ 10.00

From Investment Operations:
Net Investment Income (Loss) *	(0.02)	(0.11)	(0.03)	0.05	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(0.10)	1.63	0.07 (g)	(0.29)	0.39
Total from Investment Operations	(0.12)	1.52	0.04	(0.24)	0.37

Distributions from:
Net Realized Gains	(0.05)	-	(0.02)	(0.07)	-
Total from Distributions	(0.05)	-	(0.02)	(0.07)	-

Paid in Capital From Redemption Fees	- (c)	-	- (c)	- (c)	- (c)

Net Asset Value, at End of Period/Year	$ 11.43	$ 11.60	$ 10.08	$ 10.06	$ 10.37

Total Return (a)	(1.03)%	15.08%***	0.42%***	(2.36)%	3.70% (e)

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 2,168	$ 2,673	$ 2,759	$ 3,934	$ 10,060
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(h)	2.73%	3.89%**	3.57%**	2.74%	2.74% (d)
Ratio of Net Investment Income (Loss) to Average Net Assets (b)(h)	(0.33)%	(1.96)%**	(1.32)%**	0.19%	(0.51)% (d)
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(h)	2.58%	2.95%**	2.60%**	2.45%	2.45% (d)
Ratio of Net Investment Income (Loss) to Average Net Assets (b)(h)	(0.18)%	(1.02)%**	(0.34)%**	0.48%	(0.22)% (d)
Portfolio Turnover	356.75%	426.81%	445.44%	429.87%	317.87% (e)

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d)  Annualized.

(e) Not Annualized.

(f) The AmericaFirst Seasonal Rotation Fund, Class A, commenced operations on October 31, 2013.

(g) The amount of net realized and unrealized gain on investments per share does not accord with the amount reported in the Statement of Operations for the year ended June 30, 2016 primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values of the Fund's portfolio.

(h) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.09%, 0.00%, and 0.00%, respectively.

* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

** The ratios include 0.45% for the year ended June 30, 2017, and 0.08% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 15.58% and 0.50%, respectively.

AMERICAFIRST SEASONAL ROTATION FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST SEASONAL ROTATION FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	Years Ended				Period Ended(f)
	6/30/2018	6/30/2017	6/30/2016	6/30/2015	6/30/2014

Net Asset Value, at Beginning of Period/Year	$ 11.67	$ 10.10	$ 10.11	$ 10.41	$ 10.00

From Investment Operations:
Net Investment Income (Loss) *	0.08	(0.06)	0.03	0.13	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(0.09)	1.63	0.06 (g)	(0.33)	0.39
Total from Investment Operations	(0.01)	1.57	0.09	(0.20)	0.41

Distributions from:
Net Realized Gains	(0.05)	-	(0.10)	(0.10)	-
Total Distributions	(0.05)	-	(0.10)	(0.10)	-

Paid in Capital From Redemption Fees	- (c)	-	- (c)	- (c)	- (c)

Net Asset Value, at End of Period/Year	$ 11.61	$ 11.67	$ 10.10	$ 10.11	$ 10.41

Total Return (a)	(0.08)%	15.54%***	0.93%***	(1.93)%	4.10%(e)

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 4,567	$ 4,217	$ 3,737	$ 9,712	$ 17,563
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(h)	2.48%	3.65%**	3.01%**	2.22%	2.04% (d)
Ratio of Net Investment Income (Loss) to Average Net Assets (b)(h)	(0.08)%	(1.72)%**	(0.52)%**	1.02%	0.17% (d)
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(h)	1.75%	2.44%**	2.10%**	1.95%	1.95% (d)
Ratio of Net Investment Income (Loss) to Average Net Assets (b)(h)	0.65%	(0.52)%**	0.39%**	1.29%	0.26% (d)
Portfolio Turnover	356.75%	426.81%	445.44%	429.87%	317.87% (e)

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d)  Annualized.

(e) Not Annualized.

(f) The AmericaFirst Seasonal Rotation Fund, Class I, commenced operations on October 31, 2013.

(g) The amount of net realized and unrealized gain on investments per share does not accord with the amount reported in the Statement of Operations for the year ended June 30, 2016 primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values of the Fund's portfolio.

(h) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.09%, 0.00%, and 0.00%, respectively.

* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

** The ratios include 0.45% for the year ended June 30, 2017, and 0.08% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 15.99% and 1.01%, respectively.

AMERICAFIRST SEASONAL ROTATION FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST SEASONAL ROTATION FUND

CLASS U

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	Years Ended				Period Ended (f)
	6/30/2018	6/30/2017	6/30/2016	6/30/2015	6/30/2014

Net Asset Value, at Beginning of Period/Year	$ 11.42	$ 9.98	$ 10.00	$ 10.34	$ 10.00

From Investment Operations:
Net Investment Income (Loss) *	(0.08)	(0.15)	(0.08)	0.01	(0.06)
Net Realized and Unrealized Gain (Loss) on Investments	(0.09)	1.59	0.07 (g)	(0.30)	0.40
Total from Investment Operations	(0.17)	1.44	(0.01)	(0.29)	0.34

Distributions from:
Net Realized Gains	(0.05)	-	(0.01)	(0.05)	-
Total Distributions	(0.05)	-	(0.01)	(0.05)	-

Paid in Capital From Redemption Fees	- (c)	-	-	- (c)	- (c)

Net Asset Value, at End of Period/Year	$ 11.20	$ 11.42	$ 9.98	$ 10.00	$ 10.34

Total Return (a)	(1.49)%	14.43%***	(0.11)%***	(2.84)%	3.40% (e)

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 1,483	$ 2,727	$ 2,506	$ 3,196	$ 4,093
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(h)	3.47%	4.69%**	4.10%**	3.23%	3.15%(d)
Ratio of Net Investment Loss to Average Net Assets (b)(h)	(1.09)%	(2.73)%**	(1.86)%**	(0.18)%	(1.01)% (d)
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(h)	3.09%	3.41%**	3.10%**	2.95%	2.95% (d)
Ratio of Net Investment Income (Loss) to Average Net Assets (b)(h)	(0.71)%	(1.45)%**	(0.86)%**	0.10%	(0.81)% (d)
Portfolio Turnover	356.75%	426.81%	445.44%	429.87%	317.87%(e)

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d)  Annualized.

(e) Not Annualized.

(f) The AmericaFirst Seasonal Rotation Fund, Class U, commenced operations on October 31, 2013.

(g) The amount of net realized and unrealized gain on investments per share does not accord with the amount reported in the Statement of Operations for the year ended June 30, 2016 primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values of the Fund's portfolio.

(h) Ratio of interest and dividends on securities sold short included were 0.00%, 0.00%, 0.09%, 0.00%, and 0.00%, respectively.

* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

** The ratios include 0.45% for the year ended June 30, 2017, and 0.08% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement.  Excluding these expenses, total return would have been 14.83% and (0.03)%, respectively.

AMERICAFIRST SEASONAL ROTATION FUND

CLASS U

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST TACTICAL ALPHA FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	Years Ended
	6/30/2018	6/30/2017	6/30/2016	6/30/2015	6/30/2014

Net Asset Value, at Beginning of Year	$ 12.32	$ 11.87	$ 11.71	$ 12.01	$ 9.29

From Investment Operations:
Net Investment Loss *	(0.09)	(0.06)	(0.21)	(0.01)	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	1.27	0.51	0.37	(0.29)	2.76
Total from Investment Operations	1.18	0.45	0.16	(0.30)	2.72

Paid in Capital From Redemption Fees	- (c)	-	- (c)	- (c)	- (c)

Net Asset Value, at End of Year	$ 13.50	$ 12.32	$ 11.87	$ 11.71	$ 12.01

Total Return (a)	9.58%	3.79%***	1.37%***	(2.50)%	29.28%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 3,608	$ 4,183	$ 6,045	$ 7,191	$ 8,672
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	3.20%	4.00%**	4.68%**	3.44%	3.04%
Ratio of Net Investment Loss to Average Net Assets (b)(d)	(1.30)%	(1.54)%**	(2.93)%**	(0.84)%	(0.96)%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	2.59%	2.98%**	3.62%**	2.71%	2.45%
Ratio of Net Investment Loss to Average Net Assets (b)(d)	(0.69)%	(0.52)%**	(1.87)%**	(0.11)%	(0.37)%
Portfolio Turnover	794.40%	354.88%	333.49%	529.08%	374.70%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.06%, 1.13%, 0.25%, and 0.01%, respectively.

* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

** The ratios include 0.45% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 4.21% and 1.44%, respectively.

AMERICAFIRST TACTICAL ALPHA FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST TACTICAL ALPHA FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	Years Ended
	6/30/2018	6/30/2017	6/30/2016	6/30/2015	6/30/2014

Net Asset Value, at Beginning of Year	$ 12.94	$ 12.37	$ 12.03	$ 12.22	$ 9.39

From Investment Operations:
Net Investment Income (Loss) *	0.03	0.03	(0.08)	0.10	0.05
Net Realized and Unrealized Gain (Loss) on Investments	1.33	0.54	0.42	(0.29)	2.78
Total from Investment Operations	1.36	0.57	0.34	(0.19)	2.83

Paid in Capital From Redemption Fees	- (c)	-	- (c)	- c)	- (c)

Net Asset Value, at End of Year	$ 14.30	$ 12.94	$ 12.37	$ 12.03	$ 12.22

Total Return (a)	10.51%	4.61%***	2.83%***	(1.55)%	30.14%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 1,001	$ 378	$ 308	$ 653	$ 1,121
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	2.87%	4.00%**	4.21%**	2.91%	2.55%
Ratio of Net Investment Loss to Average Net Assets (b)(d)	(0.98)%	(1.38)%**	(2.55)%**	(0.33)%	(0.27)%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	1.66%	2.39%**	2.28%**	1.75%	1.81%
Ratio of Net Investment Income (Loss) to Average Net Assets (b)(d)	0.24%	0.22%**	(0.63)% **	0.83%	0.47%
Portfolio Turnover	794.40%	354.88%	333.49%	529.08%	374.70%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.08%, 1.13%, 0.25%, and 0.01%, respectively.

* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

** The ratios include 0.45% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 5.17% and 2.90%, respectively.

AMERICAFIRST TACTICAL ALPHA FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST TACTICAL ALPHA FUND

CLASS U

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	Years Ended
	6/30/2018	6/30/2017	6/30/2016	6/30/2015	6/30/2014

Net Asset Value, at Beginning of Year	$ 11.91	$ 11.52	$ 11.43	$ 11.78	$ 9.15

From Investment Operations:
Net Investment Loss *	(0.15)	(0.12)	(0.27)	(0.07)	(0.09)
Net Realized and Unrealized Gain (Loss) on Investments	1.22	0.51	0.36	(0.28)	2.72
Total from Investment Operations	1.07	0.39	0.09	(0.35)	2.63

Paid in Capital From Redemption Fees	- (c)	-	- (c)	- (c)	- (c)

Net Asset Value, at End of Year	$ 12.98	$ 11.91	$ 11.52	$ 11.43	$ 11.78

Total Return (a)	8.98%	3.39%***	0.79%***	(2.97)%	28.74%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 2,666	$ 3,331	$ 4,262	$ 6,012	$ 7,966
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	3.96%	4.80%**	5.20%**	3.94%	3.54%
Ratio of Net Investment Loss to Average Net Assets (b)(d)	(2.08)%	(2.31)%**	(3.47)%**	(1.34)%	(1.47)%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	3.10%	3.50%**	4.15%**	3.20%	2.95%
Ratio of Net Investment Loss to Average Net Assets (b)(d)	(1.21)%	(1.01)%**	(2.42)%**	(0.61)%	(0.88)%
Portfolio Turnover	794.40%	354.88%	333.49%	529.08%	374.70%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.07%, 1.13%, 0.25%, and 0.01%, respectively.

* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

** The ratios include 0.45% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 3.82% and 0.86%, respectively.

AMERICAFIRST TACTICAL ALPHA FUND

CLASS U

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST INCOME FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	Years Ended
	6/30/2018	6/30/2017	6/30/2016	6/30/2015	6/30/2014

Net Asset Value, at Beginning of Year	$ 7.41	$ 6.70	$ 8.14	$ 9.25	$ 9.21

From Investment Operations:
Net Investment Income *	0.25	0.20	0.26	0.25	0.36
Net Realized and Unrealized Gain (Loss) on Investments	(0.22)	0.96	(1.19)	(0.75)	0.34
Total from Investment Operations	0.03	1.16	(0.93)	(0.50)	0.70

Distributions from:
Net Investment Income	(0.24)	(0.18)	(0.22)	(0.18)	(0.25)
Return of Capital	(0.20)	(0.27)	(0.29)	(0.43)	(0.41)
Total Distributions	(0.44)	(0.45)	(0.51)	(0.61)	(0.66)

Paid in Capital From Redemption Fees (c)	-	-	-	-	-

Net Asset Value, at End of Year	$ 7.00	$ 7.41	$ 6.70	$ 8.14	$ 9.25

Total Return (a)	0.50%	17.61%***	(11.80)%***	(5.54)%	7.83%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 6,395	$ 6,964	$ 7,821	$ 11,517	$ 15,309
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	2.75%	3.63%**	3.27%**	2.43%	2.44%
Ratio of Net Investment Income to Average Net Assets (b)(d)	3.07%	2.05%**	2.92%**	2.60%	3.71%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	2.35%	2.93%**	2.63%**	2.21%	2.20%
Ratio of Net Investment Income to Average Net Assets (b)(d)	3.47%	2.76%**	3.56%**	2.82%	3.94%
Portfolio Turnover	331.95%	125.07%	349.38%	226.22%	336.01%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.35%, 0.37%, 0.01%, and 0.01%, respectively.

* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

** The ratios include 0.38% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 17.92% and (11.73)%, respectively.

AMERICAFIRST INCOME FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST INCOME FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	Years Ended
	6/30/2018	6/30/2017	6/30/2016	6/30/2015	6/30/2014

Net Asset Value, at Beginning of Year	$ 7.54	$ 6.78	$ 8.19	$ 9.27	$ 9.21

From Investment Operations:
Net Investment Income *	0.31	0.26	0.35	0.31	0.43
Net Realized and Unrealized Gain (Loss) on Investments	(0.21)	0.95	(1.22)	(0.73)	0.34
Total from Investment Operations	0.10	1.21	(0.87)	(0.42)	0.77

Distributions from:
Net Investment Income	(0.26)	(0.18)	(0.19)	(0.21)	(0.26)
Return of Capital	(0.20)	(0.27)	(0.35)	(0.45)	(0.45)
Total Distributions	(0.46)	(0.45)	(0.54)	(0.66)	(0.71)

Paid in Capital From Redemption Fees (c)	-	-	-	-	-

Net Asset Value, at End of Year	$ 7.18	$ 7.54	$ 6.78	$ 8.19	$ 9.27

Total Return (a)	1.42%	18.36%***	(10.91)%***	(4.72)%	8.58%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 3,386	$ 3,199	$ 2,781	$ 6,380	$ 15,033
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	2.49%	3.18%**	2.68%**	1.93%	1.95%
Ratio of Net Investment Income to Average Net Assets (b)(d)	3.31%	2.55%**	3.51%**	3.04%	4.27%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	1.54%	2.13%**	1.64%**	1.40%	1.49%
Ratio of Net Investment Income to Average Net Assets (b)(d)	4.26%	3.60%**	4.56%**	3.57%	4.73%
Portfolio Turnover	331.95%	125.07%	349.38%	226.22%	336.01%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.35%, 0.37%, 0.01%, and 0.01%, respectively.

* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

** The ratios include 0.38% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees and de-conversion fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 18.83% and (10.84)%, respectively.

AMERICAFIRST INCOME FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST INCOME FUND

CLASS U

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	Years Ended
	6/30/2018	6/30/2017	6/30/2016	6/30/2015	6/30/2014

Net Asset Value, at Beginning of Year	$ 7.43	$ 6.71	$ 8.14	$ 9.25	$ 9.21

From Investment Operations:
Net Investment Income *	0.21	0.17	0.23	0.20	0.31
Net Realized and Unrealized Gain (Loss) on Investments	(0.22)	0.95	(1.19)	(0.74)	0.34
Total from Investment Operations	(0.01)	1.12	(0.96)	(0.54)	0.65

Distributions from:
Net Investment Income	(0.19)	(0.16)	(0.18)	(0.17)	(0.23)
Return of Capital	(0.20)	(0.24)	(0.29)	(0.40)	(0.38)
Total Distributions	(0.39)	(0.40)	(0.47)	(0.57)	(0.61)

Paid in Capital From Redemption Fees (c)	-	-	-	-	-

Net Asset Value, at End of Year	$ 7.03	$ 7.43	$ 6.71	$ 8.14	$ 9.25

Total Return (a)	(0.07)%	16.98%***	(12.14)%***	(6.01)%	7.30%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 2,982	$ 4,352	$ 5,665	$ 10,526	$ 14,354
Before Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	3.51%	4.47%**	3.73%**	2.93%	2.94%
Ratio of Net Investment Income to Average Net Assets (b)(d)	2.25%	1.21%**	2.48%**	2.10%	3.21%
After Waiver/Reimbursement:
Ratio of Expenses to Average Net Assets (b)(d)	2.87%	3.44%**	3.09%**	2.71%	2.70%
Ratio of Net Investment Income to Average Net Assets (b)(d)	2.89%	2.24%**	3.13%**	2.32%	3.44%
Portfolio Turnover	331.95%	125.07%	349.38%	226.22%	336.01%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.

(b) These ratios exclude the impact of the expenses of the underlying acquired funds.

(c) Less than $0.01 per share.

(d) Ratio of interest and dividends on securities sold short included were 0.00%, 0.36%, 0.37%, 0.01%, and 0.01%, respectively.

* Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

** The ratios include 0.38% for the year ended June 30, 2017, and 0.07% for the year ended June 30, 2016 attributed to legal fees and de-conversion fees outside the expense limitation (see note 3).

*** Includes the effects of legal fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 17.29% and (12.07)%, respectively.

AMERICAFIRST INCOME FUND

CLASS U

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

The accompanying notes are an integral part of these financial statements.

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2018

 1. ORGANIZATION AND SIGNIFCANT ACCOUNTING POLICIES

AmericaFirst Quantitative Funds (the “Trust”) was reorganized as a Delaware statutory trust on January 4, 2013. Prior to January 4, 2013, the series of the Trust, other than AmericaFirst Seasonal Rotation Fund and AmericaFirst Large Cap Share Buyback Fund, were each a part of the Mutual Fund Series Trust, an Ohio business trust organized on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of six series: AmericaFirst Defensive Growth Fund, AmericaFirst LargeCap Share Buyback Fund, AmericaFirst Quantitative Strategies Fund, AmericaFirst Seasonal Rotation Fund (formerly AmericaFirst Seasonal Trends Fund), AmericaFirst Tactical Alpha Fund (formerly AmericaFirst Absolute Return Fund), AmericaFirst Income Fund (formerly AmericaFirst Income Trends Fund), and (each a “Fund” and collectively, the “Funds”). The Funds are registered as diversified series of the Trust, except the Large Cap Share Buyback Fund which is non-diversified. The investment objectives of each Fund are set forth below. AmericaFirst Capital Management, LLC (the “Manager”) is investment advisor to the Funds.

AmericaFirst Defensive Growth Fund (“Defensive Growth Fund”) commenced operations on May 23, 2011. The Fund’s investment objective is to achieve capital appreciation through all market cycles.

AmericaFirst Large Cap Share Buyback Fund (“Large Cap Share Buyback Fund”) commenced operations on January 31, 2017. The Fund’s investment objective is to provide growth of capital.

AmericaFirst Quantitative Strategies Fund (“Quantitative Strategies Fund”) commenced operations on September 28, 2007. The Fund’s investment objective is to achieve long-term capital appreciation and to achieve positive returns through all market cycles.

AmericaFirst Seasonal Rotation Fund (“Seasonal Rotation Fund”) commenced operations on October 31, 2013. The Fund’s investment objective is to achieve capital appreciation with a focus on producing positive returns regardless of the direction of the financial markets.

AmericaFirst Tactical Alpha Fund (“Tactical Alpha Fund”) commenced operations on February 26, 2010. The Fund’s investment objective is to achieve capital appreciation with a focus on producing positive returns regardless of the direction of financial markets.

AmericaFirst Income Fund (“Income Fund”) commenced operations on July 1, 2010. The Fund’s investment objective is to achieve a high rate of current income with less volatility than common stocks as measured by standard deviation. The Fund seeks total return as a secondary investment objective.

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2018

The Defensive Growth Fund, Large Cap Share Buyback Fund, Seasonal Rotation Fund, Tactical Alpha Fund, and Income Fund, each offer three classes of shares, Class A, Class I, and Class U. The Quantitative Strategies Fund offers three classes of shares, Class A, Class C, and Class I. Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

a)       Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Funds will not change.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close (generally 4:00 pm eastern time).

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2018

Exchange Traded Funds (“ETF”) – The Funds may invest in exchange traded funds. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Bitcoin - The Quantitative Strategies Fund, Defensive Growth Fund, and Tactical Alpha Fund invested in a Delaware statutory trust, Bitcoin Investment Trust (“Bitcoin Trust”) that invests in bitcoins during the year ended June 30, 2018.

From time to time, the Bitcoin Trust issues creation units in exchange for bitcoins and distributes bitcoins in exchange for redemption units. The performance of the Bitcoin Trust is intended to reflect changes in the value of the Bitcoin Trust’s bitcoin investments.

Bitcoin is a decentralized digital currency that enables instant transfers to anyone, anywhere in the world. Managing transactions in bitcoins occurs via an open source, cryptographic protocol central authority. The Bitcoin Network is an online, end-user-to-end-user network that hosts the public transaction ledger, known as the Blockchain, and the source code that comprises the basis for the cryptographic and algorithmic protocols governing the Bitcoin Network. No single entity owns or operates the Bitcoin Network, the infrastructure of which is collectively maintained by a decentralized user base. As the Bitcoin Network is decentralized, it does not rely on either governmental authorities or financial institutions to create, transmit or determine the value of bitcoins. Rather, the value of bitcoins is determined by the supply of and demand for bitcoins in the global bitcoin exchange market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). The price of bitcoins is set in transfers by mutual agreement or barter as well as the number of merchants that accept bitcoins. Because bitcoins are digital files that can be transferred without the involvement of intermediaries or third parties, there are little or no transaction costs in direct end-user-to-end-user transactions. Bitcoins can be used to pay for goods and services or can be converted to fiat currencies, such as the U.S. dollar, at rates determined by the Bitcoin Exchanges. Additionally, third party service providers such as Bitcoin Exchanges are also used for transfers but they may charge significant fees for processing transactions.  Distributions received and gains from selling shares of Bitcoin Trust are deemed to be forms of non-qualifying income under Subchapter M of the Internal Revenue Code.  As of June 30, 2018, none of the Funds held an investment in Bitcoin Trust.

Each Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2018

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2018 for each Fund’s assets and liabilities measured at fair value:

Defensive Growth Fund

Assets
Security Classification	Value	Level 1	Level 2	Level 3
Common Stock (2)	$12,010,819	$12,010,819	$—	$—
Venture Capital Fund	316,790	—	—	316,790
Money Market Fund	291,253	291,253	—	—
Total	$12,618,862	$12,302,072	$—	$316,790

Liabilities
Security Classification	Value	Level 1	Level 2	Level 3
Common Stock (2)	$1,943,029	$1,943,029	$—	$—
Real Estate Investment Trusts	466,004	466,004	—	—
Total	$2,409,033	$2,409,033	$—	$—

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2018

Large Cap Share Buyback Fund

Assets
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$3,508,076	$3,508,076	$—	$—
Real Estate Investment Trust	153,396	153,396
Money Market Fund	861,284	861,284	—	—
Total	$4,522,756	$4,522,756	$—	$—

 Quantitative Strategies Fund

Assets
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$7,863,388	$7,782,459	$—	$80,929
Exchange-Traded Fund	876,369	876,369	—	—
Limited Partnerships	148,537	148,537	—	—
Venture Capital Fund	219,677	—	—	219,677
Real Estate Investment Trusts	218,688	218,688	—	—
Total	$9,326,659	$9,026,053	$—	$300,606

Seasonal Rotation Fund

Assets
Security Classification	Value	Level 1	Level 2	Level 3
Corporate Bonds (2)	$1,952,250	$—	$1,952,250	$—
U.S. Government Agencies and Obligations	5,906,355	—	5,906,355	—
Money Market Fund	295,399	295,399	—	—
Total	$8,154,004	$295,399	$7,858,605	$—

Tactical Alpha Fund

Assets
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$5,941,273	$5,941,273	$—	$—
Exchange Traded Funds	1,364,693	1,364,693	—	—
Venture Capital Fund	146,451	—	—	146,451
Total	$7,452,417	$7,305,966	$—	$146,451

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2018

Income Fund

Assets
Security Classification	Value	Level 1	Level 2	Level 3
Common Stock (2)	$2,993,468	$2,993,468	$—	$—
Closed-End Mutual Funds	908,847	908,847	—	—
Corporate Bonds (2)	3,044,237	—	3,044,237	—
Foreign Government Agencies & Obligations	475,828	—	475,828	—
Limited Partnerships	2,540,756	2,540,756	—	—
Real Estate Investment Trusts	1,470,357	1,470,357	—	—
Money Market Fund	1,348,783	1,348,783	—	—
Total	$12,782,276	$9,262,211	$3,520,065	$—

(1)

As of and during the year ended June 30, 2018, the Large Cap Share Buyback Fund, Seasonal Rotation Fund, and Income Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs were used in determining fair value is not applicable.

(2)	For a detailed break-out of securities by investment industry please refer to the Schedules of Investments.

The following table sets forth a summary of the changes in the fair value of the Funds’ Level 3 investments for the year ended June 30, 2018:

Defensive Growth Fund	Venture Capital Fund
Balance Beginning at July 1, 2017	$ -
Net Realized Gain/(Loss) on Sale of Investments	-
Net Unrealized Appreciation	45,273
Net Purchases and Sales	271,517
Balance End at June 30, 2018	$ 316,790

Quantitative Strategies Fund	Venture Capital Fund
Balance Beginning at July 1, 2017	$ -
Net Realized Gain/(Loss) on Sale of Investments	-
Net Unrealized Appreciation	16,039
Net Purchases and Sales	203,638
Balance End at June 30, 2018	$ 219,677

Quantitative Strategies Fund	AMR Corp.
Balance Beginning at July 1, 2017	$ 80,929
Net Realized Gain/(Loss) on Sale of Investments	-
Net Unrealized Appreciation	-
Net Purchases and Sales	-
Balance End at June 30, 2018	$ 80,929

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2018

Tactical Alpha Fund	Venture Capital Fund
Balance Beginning at July 1, 2017	$ -
Net Realized Gain/(Loss) on Sale of Investments	-
Net Unrealized Appreciation	10,693
Net Purchases and Sales	135,758
Balance End at June 30, 2018	$ 146,451

The following information about significant unobservable inputs (Level 3) for the Funds’ as of June 30, 2018:

Defensive Growth Fund
Asset Categories	Fair Value	Valuation techniques	Unobservable Input	Input Values
Private Equity Fund	$316,790	Vendor Pricing	Correlation to Venture Capital Index	100%

Quantitative Strategies Fund
Asset Categories	Fair Value	Valuation techniques	Unobservable Input	Input Values
Private Equity Fund	$219,677	Vendor Pricing	Correlation to Venture Capital Index	100%

Tactical Alpha Fund
Asset Categories	Fair Value	Valuation techniques	Unobservable Input	Input Values
Private Equity Fund	$146,451	Vendor Pricing	Correlation to Venture Capital Index	100%

AMR Corporation – The Fund uses a cash flow forecast and valuation model, approved by the Fund’s Board of Trustees (“the Board”), to value AMR Corp.  The model focuses on forecasting the disposition of pending creditor claims related to the bankruptcy estate of AMR Corp. as well as the timing of such disposition.  The model incorporates numerous observable factors such as amount of unresolved bankruptcy claims, the current share price of America Airlines Group, Inc. (America Airlines Group, Inc. shares are used to pay settled bankruptcy claims), and yields on debt of various maturities.  The model also includes a number of unobservable factors and assumptions, such as percent of bankruptcy claims deemed to be meritorious, time to disposition, and appropriate discount factor to apply to projected payments to AMR Corp. owners upon ultimate resolution of pending bankruptcy claims.  Using assumptions in this manner is a part of the Fund’s valuation policy and procedures and provides consistency in the application of valuation assumptions.

 The following table provides quantitative information about the Fund’s Level 3 values, as well as its inputs, as of June 30, 2018. The table is not all-inclusive, but provides information on the significant Level 3 inputs.

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2018

Asset	Value	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs
AMR Corp.	$80,929	Comprehensive pricing model with emphasis on discounted cash flow	Percent Meritorious Claims	1% to 5%	2.5%
			Discount Rate	5%	5%
			Time to Recovery	4 Years	4 Years

A change to the unobservable input may result in a significant change to the value of the investment as follows:

	Impact to Value if	Impact to Value if
Unobservable Input	Input Increases	Input Decreases
Percent Meritorious Claims	Decrease	Increase
Discount Rate	Decrease	Increase
Time to Recovery	Decrease	Increase

Underlying Fund	Investment Category	Investment Strategy	Fair Value	Unfunded Commitments	Fund Termination	Redemption Frequency	Notice Period (In Days)	Redemption Restrictions Terms
Moneta Ventures Fund II L.P.	Venture Capital Fund

Moneta Ventures invests primarily in early stage technology and healthcare businesses with annualized revenue run rates of $500K to $10M and clear line of sight to profitability without significant capital outlay required. The firm seeks founders and teams with significant domain expertise and/or prior successful startup experience.  The fund’s primary geographical focus is Sacramento and Northern California, where the management expects to deploy approximately 70% of capital under management.

$316,790 for the Defensive Fund; $219,677 for the Quantitative Fund; and $146,451 for the Tactical Alpha Fund.

Tactical Alpha Fund had $500,000 in commitments of which $375,000 is unfunded; Quantitative Strategies Fund had $750,000 in commitments of which $562,500 is unfunded; and Defensive Growth Fund had $1,000,000 in commitments of which $750,000 is unfunded.

					The fund has a 10-year term, however the fund management expects to begin distributions through portfolio company liquidation starting 4 years after the close of the fund	None	N/A	If the Funds cannot redeem, but may receive distributions through liquidation of underlying VC companies, an estimate of the period of time of expected liquidation.

The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at June 30, 2018 was $45,273,

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2018

$16,039, and $10,693 for the Defensive Growth Fund, Quantitative Strategies Fund, and Tactical Alpha Fund, respectively.

On April 9, 2018, the Defensive Growth Fund purchased a security from Moneta Ventures Fund II in an offering exempt from the registration requirements of the Securities Act of 1933, as amended, originally in the amount of $271,517.  As such, the shares are subject to restrictions such as transferability and market quotations that are not readily available for the purpose of valuing this portfolio holding.

On March 26, 2018, the Quantitative Strategies Fund purchased a security from Moneta Ventures Fund II in an offering exempt from the registration requirements of the Securities Act of 1933, as amended, originally in the amount of $203,638.  As such, the shares are subject to restrictions such as transferability and market quotations that are not readily available for the purpose of valuing this portfolio holding.

On March 26, 2018, the Tactical Alpha Fund purchased a security from Moneta Ventures Fund II in an offering exempt from the registration requirements of the Securities Act of 1933, as amended, originally in the amount of $135,758.  As such, the shares are subject to restrictions such as transferability and market quotations that are not readily available for the purpose of valuing this portfolio holding.

As of June 30, 2018, the Board valued the shares of Moneta Ventures Fund II having taken into consideration certain pertinent factors.  Because there are no market quotations for this security, it is possible that the valuation assigned by the Board may differ significantly from the amount that might be ultimately realized in near term and the difference could be material.

As of June 30, 2018, the percentage of the Defensive Growth Fund’s total net assets represented by illiquid securities was 2.66%, the percentage of the Quantitative Strategies Fund’s total net assets represented by illiquid securities was 2.43%, and the percentage of the Tactical Alpha Fund’s total net assets represented by illiquid securities was 2.01%. No Fund may invest more than 15% of its net assets in illiquid securities.

The Funds had no transfers between Level 1 and Level 2 during the year ended June 30, 2018. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

b)       Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own, but has borrowed in anticipation that the market price of that security will decline. A Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which a fund sold the security short.

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2018

c)       Federal Income Tax – The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of their taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions on returns filed for open tax years (2015-2017) or expected to be taken in the Funds’ 2018 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

d)       Distribution to Shareholders - Distributions from investment income and net realized capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, mark-to-market on open Section 1256 contracts) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

e)       Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and Federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis using the effective interest method. Discounts and premiums on debt securities are amortized over their respective lives. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

f)       Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on average net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan. Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

g)       Foreign Currency – The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2018

currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

h)       Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

i)       Commitments and Contingencies – In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

j)

ETF and ETN Investments - ETF, Mutual Fund and Exchange Traded Note (“ETN”) Risk – ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by each Fund. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

k)

Distributions from Bitcoin Trust of Bitcoin Gold and Bitcoin Segwit2X – On November 22, 2017 and December 29, 2017, Grayscale Investments, LLC the sponsor of the Bitcoin Trust (the “Sponsor”) announced intended distributions of a portion of the rights to Bitcoin Gold (BTG) coins (or units) that were held in the Trust as a result of a fork on October 24, 2017 and December 28, 2017 in the Bitcoin blockchain for shareholders of record on December 4, 2017 and January 8, 2018, respectively.  Each Fund was entitled to 0.09217291 and 0.09183251, respectively, units of BTG per each Bitcoin Trust share held on the record dates.  The Quantitative Strategies Fund owned 230 shares of Bitcoin Trust as of the record date, amounting to 21.20 units of BTG, amounting to a distribution of $1,182; and the Tactical Alpha Fund owned 65 shares of Bitcoin Trust as of the record date, amounting to 5.99 units of BTG, amounting to a distribution of $334 for the year ended June 30, 2018.  The income from BTG is reflected in “Other Income” on the Statement of Operations.

l)     Restricted securities are generally acquired directly or indirectly from an issuer in a nonpublic offering. Because restricted securities are generally subject to restrictions on transfer, market quotations for such securities are generally not readily available, and

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2018

they are considered to be illiquid securities.  The Board of Trustees (“Board”) has adopted Portfolio Securities Valuation Procedures that, among other things, provide guidelines for the valuation of portfolio securities for which market quotations are not readily available (“Valuation Procedures”). The Valuation Procedures delegate the responsibility for determining the fair value of securities for which market quotations are not readily available to a Valuation Committee, subject to review and oversight by the Board of Trustees (“Board”).  Under circumstances where the Adviser determines that the market quotation or the price provided by a pricing service does not accurately reflect the current market value, such securities are also valued as determined in good faith by the Valuation Committee, subject to review and oversight by Board of Trustees.  Restricted securities are categorized in Level 3 of the fair value hierarchy.

2. INVESTMENT TRANSACTIONS

For the year ended June 30, 2018, aggregate purchases and sales of investment securities (excluding short-term investments and government securities) for the Funds were as follows:

	Purchases	Sales
Defensive Growth Fund	$212,040,516	$232,057,932
Large Cap Buyback Fund	6,624,962	5,085,102
Quantitative Strategies Fund	89,054,433	93,563,693
Seasonal Rotation Fund	32,203,938	33,620,346
Tactical Alpha Fund	53,859,827	54,886,023
Income Fund	42,654,819	44,197,171

The Quantitative Strategies Fund purchased and sold $2,675,452 and $2,054,487, respectively, of government securities during the year.

The Seasonal Rotation Fund purchased and sold $5,768,689 and $5,502,655, respectively, of government securities during the year.

  3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

AmericaFirst Capital Management, LLC (“AFCM” or the “Manager”) acts as investment advisor for the Funds pursuant to the terms of an Investment Management Agreement with the Trust (the “Management Agreement”). Under the terms of the Management Agreement, AFCM is responsible for formulating the Funds’ investment policies, making ongoing investment decisions and engaging in portfolio transactions. The Management Agreement provides that the Manager will provide the Funds with investment advice and supervision and will continuously furnish an investment program for the Funds consistent with the investment objectives and policies of the Funds. For its services under the Management Agreement, the Manager is paid a bi-monthly (or more frequently) management fee at the annual rate of the average daily net assets were as follows:

Defensive Growth Fund	1.50%

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2018

Large Cap Buyback Fund	1.25%
Quantitative Strategies Fund	1.00%
Seasonal Rotation Fund	1.25%
Tactical Alpha Fund	1.25%
Income Fund	1.25%

Prior to October 31, 2016, the Tactical Alpha Fund and the Seasonal Rotation Fund paid an annual management fee of 1.50% of the average daily net assets of each Fund.

For the year ended June 30, 2018, management fees were as follows:

Defensive Growth Fund	$315,020
Large Cap Buyback Fund	$31,260
Quantitative Strategies Fund	$108,168
Seasonal Rotation Fund	$117,678
Tactical Alpha Fund	$91,455
Income Fund	$165,721

AFCM and the Funds have entered into Expense Limitation Agreements (“Expense Limits”) under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, legal fees, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) at the ratios to average daily net assets detailed below.  Prior to October 31, 2016, legal fees were included in the foregoing expense limits.  Below are the ratios, by class, per each contractual agreement for the time period July 1, 2017 through October 31, 2018:

	Class A	Class I	Class U	Class C	Expiration
Defensive Growth Fund	2.45%	1.94%	2.95%	-	October 31, 2018
Large Cap Buyback Fund	2.45%	1.74%	2.95%	-	October 31, 2018
Quantitative Strategies Fund	1.50%	1.95%	-	2.25%	October 31, 2018
Seasonal Rotation Fund	2.45%	1.95%	2.95%	-	October 31, 2018
Tactical Alpha Fund	2.45%	1.74%	2.95%	-	October 31, 2018
Income Fund	2.20%	1.40%	2.70%	-	October 31, 2018

Below are the ratios, by class, per each contractual agreement for the time period November 1, 2018 through June 30, 2018:

	Class A	Class I	Class U	Class C	Expiration
Defensive Growth Fund	2.45%	1.94%	2.95%	-	October 31, 2018
Large Cap Buyback Fund	2.45%	1.50%	2.95%	-	October 31, 2018
Quantitative Strategies Fund	1.95%	1.50%	-	2.25%	October 31, 2018
Seasonal Rotation Fund	2.45%	1.50%	2.95%	-	October 31, 2018
Tactical Alpha Fund	2.45%	1.50%	2.95%	-	October 31, 2018
Income Fund	2.20%	1.40%	2.70%	-	October 31, 2018

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2018

Each waiver or reimbursement by the Manager is subject to repayment by the Funds within the three fiscal years following the date in which those particular expenses are incurred, if the Funds are able to make the repayments without exceeding the expense limitations in effect at that time and the repayments are approved by the Board of Trustees.

	June 30, 2019	June 30, 2020	June 30, 2021
Defensive Growth Fund	$218,979	$26,119	$53,183
Large Cap Buyback Fund	-	$38,007	$49,151
Quantitative Strategies Fund	$153,271	$142,273	$83,203
Seasonal Rotation Fund	$115,708	$98,550	$46,454
Tactical Alpha Fund	$129,521	$106,545	$55,436
Income Fund	$153,552	$129,104	$78,474

Distributor – The Trust has adopted a Distribution Plan (“Plan”), pursuant to rule 12b-1 under the 1940 Act for each class of shares, other than class I, which allows the Funds to pay to the distributor a monthly fee for distribution and shareholder servicing expenses. Under the Plan, the Funds may pay up to 0.25% for Class A and 1.00% for Class C and Class U per year of its average daily net assets for such distribution and shareholder service activities. The Distribution Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. During the year ended June 30, 2018, fees incurred under the Plan were as follows:

Defensive Growth Fund	$60,228
Large Cap Buyback Fund	$5,798
Quantitative Strategies Fund	$69,290
Seasonal Rotation Fund	$30,002
Tactical Alpha Fund	$39,585
Income Fund	$50,242

Mutual Shareholder Services, LLC (“MSS”) serves as the Funds Transfer Agent, Accounting, and Administrator.

Officers of the Trust and Trustees who are “interested persons” of the Trust or the Manager will receive no salary or fees from the Trust. Trustees, who are not “interested persons” as that term is defined in the 1940 Act, will be paid $2,500 per meeting attended in-person or $100 per telephonic meeting attended, at the discretion of the Chairman of the Trust. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

Alaric Compliance Services (“Alaric”) provides compliance services and a chief compliance officer to the Funds for which Alaric receives customary fees from the Funds.  As of June 2018, Aleric has resigned as the CCO of the Funds.

 4. REDEMPTION FEES

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2018

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 90 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption occurs. For the year ended June 30, 2018, redemption fees were assessed as follows:

Defensive Growth Fund	$1,626
Large Cap Buyback Fund	$542
Quantitative Strategies Fund	$6
Seasonal Rotation Fund	$345
Tactical Alpha Fund	$18
Income Fund	$250

 5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended June 30, 2018, and the year ended June 30, 2017 was as follows:

For the year ended June 30, 2018:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
AmericaFirst Defensive Growth Fund	$—	$—	$—	$—
AmericaFirst Large Cap Buyback Fund	—	18,160	—	18,160
AmericaFirst Quantitative Strategies Fund	—	—	—	—
AmericaFirst Seasonal Rotation Fund	—	42,913	—	42,913
AmericaFirst Tactical Alpha Fund	—	—	—	—
AmericaFirst Income Fund	428,258	—	368,875	797,133

For the year or period ended June 30, 2017:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
AmericaFirst Defensive Growth Fund	$—	$48,274	$—	$48,274
AmericaFirst Large Cap Buyback Fund	—	—	—	—
AmericaFirst Quantitative Strategies Fund	395,648	—	—	395,648
AmericaFirst Seasonal Rotation Fund	—	—	—	—
AmericaFirst Tactical Alpha Fund	—	—	—	—
AmericaFirst Income Fund	374,131	—	502,187	876,318

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2018

As of June 30, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)

AmericaFirst Defensive Growth Fund	$—	$—	$(1,416,824)	$(8,679,933)	$—	$210,443	$(9,886,314)
AmericaFirst Large Cap Buyback Fund	205,074	9,128	(13,284)	—	—	50,294	251,212
AmericaFirst Quantitative Strategies Fund	—	—	(6,898)	(7,009,708)	—	(475,928)	(7,492,534)
AmericaFirst Seasonal Rotation Fund	—	—	(247,260)	(13,656)	—	154,007	(106,909)
AmericaFirst Tactical Alpha Fund	—	—	(204,760)	(4,492,840)	—	320,218	(4,377,382)
AmericaFirst Income Fund	—	—	—	(8,669,857)	—	25,805	(8,644,052)

The difference between book basis and tax basis unrealized appreciation/ (depreciation), undistributed net investment income/loss and accumulated net realized gains/ (losses) from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, and adjustments for real estate investment trusts, partnerships, grantor trusts and constructive sales of securities held short. In addition, the amount listed under other book/tax differences is primarily attributable to the tax deferral of losses on straddles and adjustments for constructive sales of securities held short.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
AmericaFirst Defensive Growth Fund	$152,389
AmericaFirst Large Cap Buyback Fund	13,284
AmericaFirst Quantitative Strategies Fund	6,898
AmericaFirst Seasonal Rotation Fund	9,198
AmericaFirst Tactical Alpha Fund	50,127
AmericaFirst Income Fund	—

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2018

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
AmericaFirst Defensive Growth Fund	$1,264,435
AmericaFirst Large Cap Buyback Fund	—
AmericaFirst Quantitative Strategies Fund	—
AmericaFirst Seasonal Rotation Fund	238,062
AmericaFirst Tactical Alpha Fund	154,633
AmericaFirst Income Fund	—

At June 30, 2018, the Funds below had capital loss carry forwards with no expiration date for federal income tax purposes available to offset future capital gains as follows:

	Short-Term	Long-Term	Total
AmericaFirst Defensive Growth Fund	$8,108,882	$571,051	$8,679,933
AmericaFirst Large Cap Buyback Fund	—	—	—
AmericaFirst Quantitative Strategies Fund	6,271,322	738,386	7,009,708
AmericaFirst Seasonal Rotation Fund	13,656	—	13.656
AmericaFirst Tactical Alpha Fund	3,468,468	1,024,372	4,492,840
AmericaFirst Income Fund	8,669,857	—	8,669,857

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), net operating losses, non-deductible expenses, the reclass of Fund distributions and equalization debits, and adjustments for C-corporation return of capital distributions, capitalization in lieu of dividend payments, real estate investment trusts, grantor trusts and partnerships, resulted in reclassifications for the fiscal year ended June 30, 2018 as follows:

	Paid In Capital	Undistributed/ Accumulated Ordinary Income (Loss)	Accumulated Net Realized Gain (Loss)

AmericaFirst Defensive Growth Fund	$(245,586)	$271,988	$(26,402)
AmericaFirst Large Cap Buyback Fund	—	27,150	(27,150)
AmericaFirst Quantitative Strategies Fund	(5,525)	789	4,736
AmericaFirst Seasonal Rotation Fund	(65,818)	41,596	24,222
AmericaFirst Tactical Alpha Fund	(50,535)	22,066	28,469
AmericaFirst Income Fund	(145,249)	(82,430)	227,679

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2018

6. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

During the period subsequent to year-end, the Income Fund paid the following distributions per share:

Class A

	Pay Date	Rate

Ordinary Income	7/30/2018	0.03695

Class I

	Pay Date	Rate

Ordinary Income	7/30/2018	0.03840

Class U

	Pay Date	Rate

Ordinary Income	7/30/2018	0.03270

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AmericaFirst Quantitative Funds

and the Shareholders of AmericaFirst Defensive Growth Fund, AmericaFirst Large Cap Share Buyback Fund, AmericaFirst Quantitative Strategies Fund, AmericaFirst Seasonal Rotation Fund, AmericaFirst Tactical Alpha Fund, and AmericaFirst Income Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of AmericaFirst Defensive Growth Fund, AmericaFirst Large Cap Share Buyback Fund, AmericaFirst Quantitative Strategies Fund, AmericaFirst Seasonal Rotation Fund, AmericaFirst Tactical Alpha Fund, and AmericaFirst Income Fund, each a series of shares of beneficial interest in AmericaFirst Quantitative Funds (the “Funds”), including the schedules of investments, as of June 30, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or period in the two-year period then ended and the financial highlights for each of the respective years or periods presented, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2018, and the results of their operations for the year then ended, the changes in their net assets for each of the years or period in the two-year period then ended and their financial highlights for each of the respective years or periods presented, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds' management.  Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of those financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2018 by correspondence with the custodian, brokers, and an other appropriate party. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

D

D D

BBD, LLP

BBD, LLP

BBD, LLP

BBD, LLP

BBD

BBD

BBD LLP

BBD, LLP

BBD, LLP

BBD, LLP

BBD, LLP

BBD, LLP

B L

X

this one

↓

BBD, LLP

BBD, LLP

BBD, LLP

We have served as the auditor of one or more of the Funds in the AmericaFirst Quantitative Funds since 2013.

Philadelphia, Pennsylvania

October 3, 2018

AMERICAFIRST QUANTITATIVE FUNDS

EXPENSE ILLUSTRATION

JUNE 30, 2018 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period January 1, 2018 and held for the entire period through June 30, 2018.

Actual Expenses

The first section of each table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period/year.

Hypothetical Example for Comparison Purposes

The second section of each table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

AMERICAFIRST QUANTITATIVE FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2018 (UNAUDITED)

AmericaFirst Defensive Growth Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2018	June 30, 2018	January 1, 2018 to June 30, 2018

Actual	$1,000.00	$931.07	$11.92
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,012.45	$12.42

* Expenses are equal to the Fund's annualized expense ratio of 2.49%, multiplied by the average account value over the period, multiplied by181/365 (to reflect the one-half year period).

AmericaFirst Defensive Growth Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2018	June 30, 2018	January 1, 2018 to June 30, 2018

Actual	$1,000.00	$932.90	$9.59
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.88	$9.99

* Expenses are equal to the Fund's annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AmericaFirst Defensive Growth Fund - Class U

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2018	June 30, 2018	January 1, 2018 to June 30, 2018

Actual	$1,000.00	$928.28	$14.34
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,009.92	$14.95

* Expenses are equal to the Fund's annualized expense ratio of 3.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AMERICAFIRST QUANTITATIVE FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2018 (UNAUDITED)

AmericaFirst LargeCap Buyback Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2018	June 30, 2018	January 1, 2018 to June 30, 2018

Actual	$1,000.00	$1,026.01	$12.46
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,012.50	$12.37

* Expenses are equal to the Fund's annualized expense ratio of 2.48%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AmericaFirst LargeCap Buyback Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2018	June 30, 2018	January 1, 2018 to June 30, 2018

Actual	$1,000.00	$1,032.06	$6.60
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.30	$6.56

* Expenses are equal to the Fund's annualized expense ratio of 1.31%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AmericaFirst LargeCap Buyback Fund - Class U

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2018	June 30, 2018	January 1, 2018 to June 30, 2018

Actual	$1,000.00	$1,023.42	$14.30
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,010.66	$14.21

* Expenses are equal to the Fund's annualized expense ratio of 2.85%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AMERICAFIRST QUANTITATIVE FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2018 (UNAUDITED)

AmericaFirst Quantitative Strategies Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2018	June 30, 2018	January 1, 2018 to June 30, 2018

Actual	$1,000.00	$971.74	$9.78
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.88	$9.99

* Expenses are equal to the Fund's annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AmericaFirst Quantitative Strategies Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2018	June 30, 2018	January 1, 2018 to June 30, 2018

Actual	$1,000.00	$971.25	$7.58
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.11	$7.75

* Expenses are equal to the Fund's annualized expense ratio of 1.55%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AmericaFirst Quantitative Strategies Fund - Class C

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2018	June 30, 2018	January 1, 2018 to June 30, 2018

Actual	$1,000.00	$970.36	$12.07
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,012.55	$12.33

* Expenses are equal to the Fund's annualized expense ratio of 2.47%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AMERICAFIRST QUANTITATIVE FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2018 (UNAUDITED)

AmericaFirst Seasonal Rotation Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2018	June 30, 2018	January 1, 2018 to June 30, 2018

Actual	$1,000.00	$939.97	$12.03
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,012.40	$12.47

* Expenses are equal to the Fund's annualized expense ratio of 2.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AmericaFirst Seasonal Rotation Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2018	June 30, 2018	January 1, 2018 to June 30, 2018

Actual	$1,000.00	$944.67	$7.47
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.11	$7.75

* Expenses are equal to the Fund's annualized expense ratio of 1.55%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AmericaFirst Seasonal Rotation Fund - Class U

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2018	June 30, 2018	January 1, 2018 to June 30, 2018

Actual	$1,000.00	$937.24	$14.46
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,009.87	$15.00

* Expenses are equal to the Fund's annualized expense ratio of 3.01%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AMERICAFIRST QUANTITATIVE FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2018 (UNAUDITED)

AmericaFirst Tactical Alpha Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2018	June 30, 2018	January 1, 2018 to June 30, 2018

Actual	$1,000.00	$1,051.40	$12.77
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,012.35	$12.52

* Expenses are equal to the Fund's annualized expense ratio of 2.51%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AmericaFirst Tactical Alpha Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2018	June 30, 2018	January 1, 2018 to June 30, 2018

Actual	$1,000.00	$1,056.13	$7.75
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.26	$7.60

* Expenses are equal to the Fund's annualized expense ratio of 1.52%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AmericaFirst Tactical Alpha Fund - Class U

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2018	June 30, 2018	January 1, 2018 to June 30, 2018

Actual	$1,000.00	$1,048.47	$15.34
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,009.82	$15.05

* Expenses are equal to the Fund's annualized expense ratio of 3.02%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AMERICAFIRST QUANTITATIVE FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2018 (UNAUDITED)

AmericaFirst Income Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2018	June 30, 2018	January 1, 2018 to June 30, 2018

Actual	$1,000.00	$977.78	$11.08
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.59	$11.28

* Expenses are equal to the Fund's annualized expense ratio of 2.26%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AmericaFirst Income Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2018	June 30, 2018	January 1, 2018 to June 30, 2018

Actual	$1,000.00	$983.45	$7.13
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.60	$7.25

* Expenses are equal to the Fund's annualized expense ratio of 1.45%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AmericaFirst Income Fund - Class U

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2018	June 30, 2018	January 1, 2018 to June 30, 2018

Actual	$1,000.00	$975.65	$13.52
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,011.11	$13.76

* Expenses are equal to the Fund's annualized expense ratio of 2.76%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AMERICAFIRST QUANTITATIVE FUNDS

TRUSTEES & OFFICERS

JUNE 30, 2018 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

Disinterested Trustees

Name, Address and Year of Birth	Position(s) Held with AmericaFirst Term of Office Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in AmericaFirst Overseen by AmericaFirst Trustee	Other Directorships Held by AmericaFirst Trustee During the Past Five Years
DISINTERESTED TRUSTEES
Michael G. Dencavage Year of Birth: 1954	Trustee – 2012 to present	Retired, formerly Chief Financial Officer, San Juan Unified School District, (2004 to 2011)	6	None
Michael A. Gunning Year of Birth: 1958	Trustee – Feb. 2015 to present	Vice President, Personal Insurance Federation of California (legislative and regulatory advisory firm representing members to California State Legislature and Governor’s Office), 2001 to present	6	None

Interested Trustees and Officers of the Trust

Name, Address and Year of Birth	Position(s) Held with AmericaFirst Term of Office Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in AmericaFirst Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
Rick A. Gonsalves 300 Harding Boulevard, Ste. 215 Roseville, CA 95678 Year of Birth: 1968	Trustee – 2012 to present; President – May 2017 to present	President & Chief Executive Officer, AmericaFirst Capital Management, LLC (2007 – present) (investment adviser to the Funds; President & Chief Executive Officer, Renaissance Investment Services (2005 to 2008); Registered Broker Representative for various Broker/Dealers from 1994 to 2007	6	None
OFFICERS OF THE TRUST
Ann Marie Swanson Year of Birth: 1965	Chief Compliance Officer of the Trust – 2016 to present

Director, Alaric Compliance Services, LLC (June 2015 to present); V.P. and Chief Compliance Officer, Thomas Partners Investment Management (May 2013 to March 2015); S.V.P. and Chief Compliance Officer,

Aletheia Research and Management, Inc. (August 2010 to January 2013)

			n/a	n/a
Umberto Anastasi Year of Birth: 1974	Treasurer – August 2017 to present	From 1999 to present, Vice President, Mutual Shareholder Services LLC	n/a	n/a
Brandon Pokersnik Year of Birth: 1978	Secretary – August 2017 to present	Accountant, Mutual Shareholder Services, LLC, since 2008; Attorney Mutual Shareholder Services, LLC, since June 2016; Owner/President, Empirical Administration, LLC, since September 2012	n/a	n/a

AMERICAFIRST QUANTITATIVE FUNDS

TRUSTEES & OFFICERS (CONTINUED)

JUNE 30, 2018 (UNAUDITED)

Compensation of the Board of Trustees

Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Funds, will be paid a fee of $2,500 per in-person meeting and $100 per telephonic meeting attended at the discretion of the Chairman.  The “interested persons” of the Trust receive no Board member compensation from the Funds. The table below details the amount of compensation received by the Trustees from the Trust for the fiscal year ended June 30, 2018. The Trust does not have a bonus, profit sharing, pension or retirement plan.

Name	Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Annual Benefits Upon Retirement	Total Compensation Paid to Trustees
Michael Dencavage	$7,250	None	None	$7,250
Michael Gunning	$7,250	None	None	$7,250

The Trust’s Statement of Additional Information includes additional information about the trustees an Officers and is available, without charge, upon request by calling toll-free 1-877-217-8363.

AMERICAFIRST QUANTITATIVE FUNDS

ADDITIONAL INFORMATION

JUNE 30, 2018 (UNAUDITED)

Reference is made to the Prospectus and the Statements of Additional Information for descriptions of the Management Agreements, Services Agreements and Distribution (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset value of shares of the Funds.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Form N-Qs may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC -0330.

PROXY VOTE

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-217 -8363; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-217-8363; and on the Commission’s website at http://www.sec.gov.

ADVISORY AGREEMENT RENEWAL

At an in person meeting held on September 28, 2017, the Board of Trustees (the “Board” or the “Trustees”) including the Trustees who are not “interested persons”, as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the renewal of an investment advisory agreement (the “Advisory Agreement”) between the AmericaFirst Quantitative Funds (the “Trust” or “AFQF”) and AmericaFirst Capital Management, LLC (the “Adviser” or “AFCM”), with respect to the Funds in the Trust. In its consideration of the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summarizes matters considered.

Nature, Extent and Quality of Services.  The Board examined the nature, extent and quality of the services to be provided by the Adviser to the Funds.  The Trustees reviewed materials provided by the Adviser related to the Advisory Agreement with the Trust on behalf of the Funds, a description of the manner in which investment decisions are to be made and executed, the Adviser’s Form ADV Parts I and II, a profitability analysis and current and projected assessments of financial condition, an overview of the personnel that will perform services for the Funds, the compliance policies and procedures of the Adviser, including a certification that the Adviser has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that

AMERICAFIRST QUANTITATIVE FUNDS

ADDITIONAL INFORMATION (CONTINUED)

JUNE 30, 2018 (UNAUDITED)

term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b), historical and comparative performance information, and other policies and procedures of the Adviser.  The Trustees considered a presentation given by the Adviser regarding the Funds’ investment strategy, and considered their past experience with the Adviser as adviser to the funds in the Trust.  The Trustees discussed the nature of the Adviser’s operations, the quality of the Adviser’s compliance infrastructure, and both the experience of and recent changes to its fund management personnel. The Trustees discussed that while the Adviser no longer receives compliance exception notification from Gemini Fund Services, LLC, the Trust’s prior administrator, the Adviser had recently begun receiving similar notifications from Mutual Shareholder Services, LLC.  AFCM and AFQF jointly participate in a $2 million E&O policy with a $50,000 deductible.  After further discussion, the Trustees concluded that the Adviser has sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services provided by the Adviser would likely meet the Board’s expectations.

Performance.  Next, the Board compared the performance of each Fund against its respective benchmark and peer group over the 1, 3, 5, and since inception periods, as applicable.

The Quantitative Strategies Fund underperformed its benchmark, the S&P 500 Index, for all time periods shown, and underperformed the Peer Group, Lipper Alt Multi-Strategy, for three year period, but outperformed the peer group for the once year period.

The Tactical Alpha Fund underperformed its benchmark, the S&P 500 Index, for all the time periods shown, and underperformed the Peer Group, Lipper Absolute Return, for the one year period. The Tactical Alpha Fund outperformed the peer group for the three year, five year, and since inception periods.

The Income Fund outperformed its benchmark, the Barclays Aggregate Bond Index, for the one year period, and outperformed the Peer Group, Lipper Flexible Income, for the one year period.  The Income Fund underperformed its benchmark and peer group for all other periods.

The Defensive Growth Fund underperformed its benchmark, the S&P 500 Index, for all the time periods shown, and the Peer Group, Lipper Long Short Equity, for the one year, three year, and five year periods. The Defensive Growth Fund outperformed the peer group for the since inception period.

The Seasonal Rotation Fund outperformed its benchmark, the DJ Moderate US Portfolio Index, for the one year period and since inception period, and outperformed the Peer Group, Lipper Absolute Return for the one year, three year, and since inception periods.

The Large Cap Share Buyback Fund underperformed its benchmark, the S&P 500 Index, for the since inception period, and the Peer Group, Lipper Large Cap Core.

AMERICAFIRST QUANTITATIVE FUNDS

ADDITIONAL INFORMATION (CONTINUED)

JUNE 30, 2018 (UNAUDITED)

The Board deemed the performance of each Fund satisfactory.

Fees and Expenses.  The Trustees reviewed information regarding comparative fees charged by the Adviser to fees charged by advisers to a peer group of funds.  The Board noted that the advisory fee for the Quantitative Strategies Fund was below the average for the peer group and that for each of the other Funds, the advisory fee was above the average advisory fee but within the range of advisory fees charged by the respective peer group. They also noted that the Defensive Growth Fund and the Buyback Fund each had net expense ratios that were below the average for their respective peer groups and that each of the other Funds had expense ratios that were above the average but within the range of net expense ratios for the respective peer group.

The Trustees considered that the level of sophistication to be utilized by the Adviser in executing its investment strategies and concluded that the proposed contractual advisory fee to be paid to the Adviser was not unreasonable in light of the quality of the services expected to be received from the Adviser.  It was also noted that the Adviser continues to waive expenses for each Fund.  The Trustees noted that their conclusions with respect to the reasonableness of the advisory fee were based on their knowledge of the Adviser and the Adviser’s representation that the comparative fee data was unlikely to have materially changed since last year and subject to their review of updated comparative fee information at the next Meeting.

Economies of Scale.  The Board considered whether there will be economies of scale in respect of the management of the Funds.  The Board considered the Adviser’s expectation for growth and the current level of assets of each Fund, and agreed that the absence of breakpoints was acceptable at this time.  However, the Board noted they would revisit the matter as assets in the Funds’ grow.

Profitability.  The Trustees considered the Adviser’s historic profitability and whether these profits are reasonable in light of the services provided to the Funds and in light of the Fund’s projected growth. The Trustees reviewed a per-Fund profitability analysis provided by the Adviser.  The Trustees noted that the fees are reasonable and not excessively profitable to the Adviser as the gross margins are reasonable and net margins, taking into account the totality of the relationship with each Fund are lower than gross margins. The Trustees concluded that based on current and projected asset levels, that they were satisfied that the Adviser’s level of profitability from its relationship with each of the Funds is not excessive..

Conclusion.  During the Board’s deliberations, it was noted that the Board did not identify any single piece of information that was all-important or controlling with respect to the Advisory Agreement for each Fund.  Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the Advisory Agreement on behalf of each Fund.

AMERICAFIRST QUANTITATIVE FUNDS

ADDITIONAL INFORMATION (CONTINUED)

JUNE 30, 2018 (UNAUDITED)

PRIVACY NOTICE

 Rev. Jan 2013

FACTS	WHAT DOES AMERICAFIRST QUANTITATIVE FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

          ■     Social Security number                                  ■     Purchase History

          ■     Assets                                                             ■     Account Balances

          ■     Retirement Assets                                          ■     Account Transactions

          ■     Transaction History                                       ■     Wire Transfer Instructions

          ■     Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons AmericaFirst Quantitative Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does AmericaFirst Quantitative Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

PRIVACY NOTICE (Continued)
Questions?	Call 1-877-217-8363
Who we are
Who is providing this notice?	AmericaFirst Quantitative Funds
What we do
How does AmericaFirst Quantitative Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does AmericaFirst Quantitative Funds collect my personal information?

We collect your personal information, for example, when you

■     Open an account

■     Provide account information

■     Give us your contact information

■     Make deposits or withdrawals from your account

■     Make a wire transfer

■     Tell us where to send the money

■     Tells us who receives the money

■     Show your government-issued ID

■     Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ AmericaFirst Quantitative Funds doesn’t share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ AmericaFirst Quantitative Funds doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ AmericaFirst Quantitative Funds doesn’t jointly market.

AmericaFirst Quantitative Funds

MANAGER

AmericaFirst Capital Management, LLC

300 Harding Blvd.

Suite 215

Roseville, CA 95678

ADMINISTRATOR

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds' risks, objectives, fees and expenses, experience of its managements and other information.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:

During the period covered by the report, there have not been any waivers to the provisions of the waivers.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that each of the independent board members together consist as the audit committee financial expert based on their combined knowledge and experience.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2018

$ 70,500

FY 2017

$ 65,250

(b)

Audit-Related Fees

Registrant

FY 2018

$ 0

FY 2017

$ 0

Nature of the fees:

N/A

(c)

Tax Fees

Registrant

FY 2018

$15,000

FY 2017

$15,000

Nature of the fees:

Review of the 1120-RICS  and Excise Returns.

(d)

All Other Fees

Registrant

FY 2018

$ 0

FY 2017

$ 0

Nature of the fees:

N/A

(e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2018

$15,000

FY 2017

$15,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable – applies to closed-end funds only.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable – applies to closed-end funds only.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies.  Not applicable – applies to closed-end funds only.

Item 10.  Submission of Matters to a Vote of Security Holders.  Not applicable – the registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AmericaFirst QuantitativeFunds

By /s/ Rick Gonsalves

*Rick Gonsalves

Chief Executive Officer

Date October 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Rick Gonsalves

     Rick Gonsalves

     Chief Executive Officer

Date: October 9, 2018

By: /s/ Bob Anastasi

     Bob Anastasi

     Chief Financial Officer and Treasurer

Date: October 9, 2018

* Print the name and title of each signing officer under his or her signature.